UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22648

Aspiriant Trust

(Exact name of registrant as specified in charter)

11100 Santa Monica Boulevard Suite 600

Los Angeles, California 90025

(Address of principal executive offices) (Zip code)

Robert J. Francais

Aspiriant Trust

11100 Santa Monica Boulevard Suite 600

Los Angeles, California 90025

(Name and address of agent for service)

Registrant's telephone number, including area code: (310) 806-4000

Date of fiscal year end: Mar 31

Date of reporting period: September 30, 2021

Item 1.  Reports to Stockholders

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

ASPIRIANT DEFENSIVE ALLOCATION FUND

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Each, a series of Aspiriant Trust

Semi-Annual Report

September 30, 2021

(Unaudited)

ASPIRIANT TRUST

TABLE OF CONTENTS

Summaries of Investments	2
Schedules of Investments	6
Statements of Assets and Liabilities	35
Statements of Operations	36
Statements of Changes in Net Assets	37
Financial Highlights	39
Notes to Financial Statements	43
Other Information	62
Expense Examples	66

2

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

SUMMARY OF INVESTMENTS

As of September 30, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Open-End Mutual Funds
Domestic	87.1%
Foreign	9.4%
Total Open-End Mutual Funds	96.5%
Short-Term Investment	3.5%
Total Investments	100.0%
Liabilities in excess of other assets	(0.0)%[1]
Total Net Assets	100.0%

[1]	Rounds to less than 0.05%.

See accompanying Notes to Financial Statements.

3

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SUMMARY OF INVESTMENTS

As of September 30, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Municipal Bonds
General	17.2%
Medical	12.2%
General Obligation	7.3%
Transportation	7.0%
Development	6.0%
Education	5.3%
Airport	5.3%
Water	5.1%
Higher Education	3.3%
School District	3.0%
Housing	1.4%
Tobacco Settlement	1.3%
Power	1.2%
Other	4.1%
Total Municipal Bonds	79.7%
Common Stock	0.1%
Closed-End Mutual Funds	0.8%
Open-End Mutual Fund	1.1%
Private Funds	13.8%
Short-Term Investment	3.7%
Total Investments	99.2%
Other assets less liabilities	0.8%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

4

ASPIRIANT DEFENSIVE ALLOCATION FUND

SUMMARY OF INVESTMENTS

As of September 30, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Open-End Mutual Funds
Global Allocation	49.4%
Global Macro	5.1%
Total Open-End Mutual Funds	54.5%
Exchange-Traded Fund
Real Asset	14.2%
Total Exchange-Traded Fund	14.2%
Private Funds
Merger Arbitrage	7.8%
Global Allocation	7.6%
Multi-Strategy/Style	6.6%
Total Private Funds	22.0%
Short-Term Investment	8.3%
Total Investments	99.0%
Other assets less liabilities	1.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

5

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Summary of Investments

As of September 30, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	6.9%
Health Care	3.2%
Financials	2.9%
Communications	2.8%
Consumer Discretionary	2.4%
Industrials	2.1%
Consumer Staples	2.0%
Other	1.9%
Total Common Stocks	24.2%
Exchange-Traded Fund	9.8%
Open-End Mutual Funds	45.1%
Preferred Stock	0.0%[1]
Private Funds	13.5%
Short-Term Investments	7.4%
Total Investments	100.0%
Liabilities in excess of other assets	(0.0)%[1]
Total Net Assets	100.0%

[1]	Rounds to less than 0.05%.

See accompanying Notes to Financial Statements.

6

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2021 (Unaudited)

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 96.5%
	CORE — 86.1%
3,634,658	DoubleLine Total Return Bond Fund - I Class	$38,163,914
9,289,649	MetWest Total Return Bond Fund - Plan Class[1]	95,497,589
2,531,250	PIMCO Income Fund - Institutional Class	30,476,252
1,433,933	River Canyon Total Return Bond Fund, Class Institutional	15,974,017
357,225	Vanguard Total Bond Market Index Fund - Institutional Class	4,025,923
		184,137,695
	OPPORTUNISTIC — 10.4%
784,629	GMO Emerging Country Debt Fund, Class VI	20,133,582
348,038	Vanguard High-Yield Corporate Fund - Admiral Shares	2,081,264
		22,214,846
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $203,280,290)	206,352,541

	SHORT-TERM INVESTMENT — 3.5%
7,449,981	JPMorgan Prime Money Market Fund - Institutional Shares, 0.05%[2]	7,453,706

	TOTAL SHORT-TERM INVESTMENT
	(Cost $7,453,343)	7,453,706

	TOTAL INVESTMENTS — 100.0%
	(Cost $210,733,633)	213,806,247
	Liabilities in excess of other assets — (0.0)%[3]	(89,655)

	TOTAL NET ASSETS — 100.0%	$213,716,592

[1]

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.

[2]	The rate is the annualized seven-day yield at period end.

[3]	Rounds to less than 0.05%.

See accompanying Notes to Financial Statements.

7

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS — 79.7%
	ALABAMA — 1.5%
$500,000	Alabama Industrial Development Authority, 6.45%, 12/1/2023, Call 11/5/20211 2	$500,651
	Black Belt Energy Gas District
3,855,000	4.00%, 08/1/2047, Call 04/1/2022[1]	3,943,323
2,000,000	4.00%, 06/1/2051, Call 09/1/2031[1]	2,442,586
500,000	County of Jefferson Sewer Revenue, AGM, 5.25%, 10/1/2048, Call 10/1/2023	553,184
1,080,000	Hoover Industrial Development Board, 5.75%, 10/1/2049, Call 10/1/2029[2]	1,283,450
2,520,000	Jacksonville Public Educational Building Authority, 5.00%, 07/1/2044, Call 07/1/2027	2,937,508
1,500,000	Lower Alabama Gas District, 4.00%, 12/1/2050, Call 09/1/2025[1]	1,690,023
	Southeast Alabama Gas Supply District
1,000,000	4.00%, 06/1/2049, Call 03/1/2024[1]	1,085,404
1,710,000	0.91% (1-Month USD Libor+ 85 basis points), 06/1/2049, Call 03/1/2024[3]	1,721,198
1,900,000	UAB Medicine Finance Authority, 5.00%, 09/1/2033, Call 09/1/2029	2,423,702
		18,581,029
	ARIZONA — 1.7%
	Arizona Health Facilities Authority
1,500,000	4.00%, 01/1/2043, Call 01/1/2022	1,514,130
500,000	5.00%, 02/1/2043, Call 02/1/2023	528,626
1,000,000	5.00%, 01/1/2044, Call 01/1/2024	1,087,619
	Arizona Industrial Development Authority
1,165,000	4.00%, 03/1/2027[4]	1,247,093
600,000	4.00%, 07/1/2041, Call 07/1/2026	642,467
530,000	5.00%, 07/1/2047, Call 07/1/2027[4]	610,234
350,000	4.00%, 07/1/2061, Call 07/1/2026	369,269
213,315	Cahava Springs Revitalization District, 7.00%, 07/1/2041, Call 07/1/20274 5	164,253
696,000	Eastmark Community Facilities District #1, 5.20%, 07/1/2039, Call 07/1/2025[4]	737,668

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ARIZONA (Continued)
	Industrial Development Authority of the City of Phoenix
$645,000	5.00%, 10/1/2036, Call 10/1/2026	$750,871
1,000,000	5.00%, 06/1/2042, Call 06/1/2022	1,027,187
	Industrial Development Authority of the County of Pima
145,000	7.00%, 01/1/2022	145,661
500,000	6.75%, 03/1/2034, Call 03/1/2024	523,635
340,000	Industrial Development Authority of the County of Yavapai, 5.13%, 03/1/2042, Call 09/1/2022[4]	348,609
1,000,000	La Paz County Industrial Development Authority, 5.75%, 06/15/2038, Call 06/15/2027[4]	1,097,378
120,000	Maricopa County Industrial Development Authority, 5.00%, 07/1/2039, Call 07/1/2029[4]	140,808
550,000	Quechan Indian Tribe of Fort Yuma, 9.75%, 05/1/2025, Call 05/1/2022	562,882
5,000,000	Salt River Project Agricultural Improvement & Power District, 5.00%, 12/1/2045, Call 06/1/2025	5,720,411
1,995,000	Salt Verde Financial Corp., 5.00%, 12/1/2032	2,620,228
785,000	Westpark Community Facility District, 5.00%, 07/15/2032, Call 07/15/2026	865,524
		20,704,553
	ARKANSAS — 0.2%
2,250,000	Arkansas Development Finance Authority, 4.50%, 09/1/2049, Call 09/1/20262 4	2,469,963

	CALIFORNIA — 7.0%
640,000	Anaheim Public Financing Authority, 5.00%, 05/1/2046, Call 05/1/2024	699,128
1,000,000	Bay Area Toll Authority, 1.30% (SIFMA Municipal Swap Index Yield+ 125 basis points), 04/1/2036, Call 10/1/2026[3]	1,052,900
545,000	California Community Housing Agency, 5.00%, 02/1/2050, Call 02/1/2030[4]	612,361
95,000	California County Tobacco Securitization Agency, 4.00%, 06/1/2049, Call 06/1/2030	110,155

8

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
	California Health Facilities Financing Authority
$155,000	5.00%, 08/15/2036, Call 08/15/2027	$185,164
3,000,000	5.00%, 11/15/2048, Call 11/15/2027	3,618,864
5,000,000	4.00%, 08/15/2050, Call 08/15/2030	5,758,706
	California Municipal Finance Authority
200,000	6.63%, 01/1/2032, Call 01/1/2022[4]	200,845
500,000	7.00%, 06/1/2034, Call 06/1/2022	527,321
500,000	5.75%, 10/1/2034, Call 10/27/2021	500,748
905,000	5.00%, 10/1/2035, Call 10/1/2022	949,180
1,000,000	5.00%, 02/1/2037, Call 02/1/2027	1,193,814
50,000	5.00%, 10/1/2039, Call 10/1/2027[4]	54,700
850,000	5.00%, 06/1/2046, Call 06/1/2026	952,899
1,000,000	4.00%, 12/31/2047, Call 06/30/2028[2]	1,116,073
1,000,000	California Pollution Control Financing Authority, 5.00%, 07/1/2037, Call 01/1/20232 4	1,047,203
	California School Finance Authority
50,000	5.00%, 08/1/2036, Call 08/1/2025[4]	58,555
650,000	5.00%, 08/1/2036, Call 08/1/2025[4]	736,364
1,250,000	5.00%, 06/1/2040, Call 06/1/2027[4]	1,385,342
100,000	5.00%, 08/1/2041, Call 08/1/2025[4]	117,110
900,000	5.00%, 08/1/2041, Call 08/1/2025[4]	1,012,694
500,000	5.00%, 10/1/2042, Call 10/1/2022[4]	514,314
350,000	6.75%, 11/1/2045, Call 11/1/2024[4]	380,745
1,000,000	California State Public Works Board, 5.00%, 10/1/2039, Call 10/1/2024	1,126,131
	California Statewide Communities Development Authority
850,000	5.25%, 10/1/2043, Call 10/1/2024	969,468
1,500,000	5.25%, 12/1/2044, Call 12/1/2024	1,694,857
1,000,000	5.50%, 12/1/2054, Call 12/1/2024	1,133,432
640,000	City of Fresno Airport Revenue, BAM, 4.75%, 07/1/2027, Call 07/1/2023[2]	683,263
200,000	City of Irvine, 5.00%, 09/2/2042, Call 09/2/2025	226,343

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
	City of Lathrop
$500,000	5.00%, 09/2/2040, Call 09/2/2025	$560,864
1,000,000	5.60%, 09/1/2049, Call 09/1/2026	1,084,382
	City of Los Angeles Department of Airports
1,500,000	5.00%, 05/15/2034, Call 05/15/2028[2]	1,853,812
1,000,000	5.00%, 05/15/2047, Call 05/15/2027[2]	1,196,040
320,000	Community Development Properties Los Angeles County, Inc., 5.25%, 09/1/2030, Call 10/26/2021	320,776
700,000	County of San Bernardino, 4.00%, 09/1/2042, Call 09/1/2024	755,456
1,250,000	Foothill-Eastern Transportation Corridor Agency, 4.00%, 01/15/2046, Call 01/15/2031	1,429,157
	Foothill-Eastern Transportation Corridor Agency, AGM
2,000,000	0.00%, 01/15/2035	1,494,888
1,000,000	5.00%, 01/15/2042, Call 01/15/2024	1,089,995
	Golden State Tobacco Securitization Corp.
2,000,000	5.30%, 06/1/2037, Call 06/1/2022	2,057,055
2,000,000	5.25%, 06/1/2047, Call 06/1/2022	2,059,893
1,000,000	Independent Cities Finance Authority, 5.00%, 09/15/2036, Call 09/15/2025	1,084,383
1,000,000	Jurupa Public Financing Authority, 5.00%, 09/1/2042, Call 09/1/2024	1,112,591
1,000,000	Lammersville School District Community Facilities District, 5.30%, 09/1/2030, Call 09/1/2022	1,034,106
3,250,000	Los Angeles Unified School District, 4.00%, 07/1/2044, Call 07/1/2030	3,755,721
500,000	Lynwood Redevelopment Agency, 6.75%, 09/1/2026, Call 11/5/2021	502,113
300,000	M-S-R Energy Authority, 7.00%, 11/1/2034	452,383
240,000	Oxnard Financing Authority, 5.00%, 09/2/2033, Call 09/2/2022	247,263
5,000,000	Palomar Health, AGC, 0.00%, 08/1/2032	4,061,609
1,680,000	Pico Rivera Water Authority, NATL-RE, 5.50%, 05/1/2029	1,981,777

9

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$1,000,000	Poway Unified School District Public Financing Authority, BAM, 5.00%, 10/1/2041, Call 10/1/2023	$1,085,036
2,000,000	Regents of the University of California Medical Center Pooled Revenue, 5.00%, 05/15/2041, Call 05/15/2026	2,339,054
695,000	Riverside County Redevelopment Successor Agency, AGM, 5.00%, 10/1/2030, Call 10/1/2024	781,284
2,500,000	Sacramento City Financing Authority, AMBAC, 5.25%, 12/1/2026	3,097,638
1,760,000	San Bernardino County Financing Authority, NATL, 5.50%, 06/1/2037	2,058,378
	San Francisco City & County Airport Commission-San Francisco International Airport
1,000,000	5.00%, 05/1/2039, Call 05/1/2029[2]	1,233,153
2,500,000	5.00%, 05/1/2046, Call 05/1/2026[2]	2,913,455
2,000,000	5.00%, 05/1/2047, Call 05/1/2027	2,398,988
2,100,000	San Joaquin Hills Transportation Corridor Agency, 5.00%, 01/15/2044, Call 01/15/2025	2,346,797
475,000	San Joaquin Hills Transportation Corridor Agency, NATL-RE, 0.00%, 01/15/2034	358,472
500,000	San Marcos Public Facilities Authority, 5.00%, 09/1/2035, Call 09/1/2022	522,003
965,000	San Marcos Public Facilities Authority, AGM, 5.00%, 09/1/2033, Call 09/1/2024	1,087,151
	Santa Ana Financing Authority, NATL-RE
320,000	6.25%, 07/1/2024	352,964
320,000	6.25%, 07/1/2024	353,119
1,000,000	South Tahoe Joint Powers Financing Authority, AGM, 4.00%, 10/1/2034, Call 10/1/2024	1,078,140
	Southern California Public Power Authority
565,000	5.00%, 11/1/2029	714,121
1,390,000	5.00%, 11/1/2033	1,873,336
1,000,000	Tejon Ranch Public Facilities Finance Authority, 5.25%, 09/1/2028, Call 09/1/2022	1,035,599

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$100,000	Temecula Public Financing Authority, 5.75%, 09/1/2032, Call 09/1/2027[4]	$113,436
1,000,000	Westminster Redevelopment Agency Successor Agency, 5.75%, 11/1/2036, Call 11/1/2021	1,004,174
		83,499,241
	COLORADO — 4.0%
500,000	Broadway Station Metropolitan District No. 3, 5.00%, 12/1/2039, Call 06/1/2024	547,622
	Cathedral Pines Metropolitan District
580,000	5.00%, 12/1/2031, Call 12/1/2026	650,642
2,005,000	5.00%, 12/1/2046, Call 12/1/2026	2,203,288
	Central Platte Valley Metropolitan District
625,000	5.63%, 12/1/2038, Call 12/1/2023	669,159
500,000	5.00%, 12/1/2043, Call 12/1/2023	525,396
2,000,000	City & County of Denver Airport System Revenue, 5.25%, 12/1/2043, Call 12/1/2028[2]	2,454,468
	Colorado Educational & Cultural Facilities Authority
500,000	5.00%, 12/15/2028, Call 12/15/2025	552,498
550,000	4.75%, 04/1/2030, Call 04/1/2022	559,216
1,000,000	6.00%, 12/15/2037, Call 12/15/2024	1,092,521
460,000	5.00%, 10/1/2039, Call 10/1/2027[4]	513,583
500,000	4.00%, 07/1/2041, Call 07/1/2031[4]	537,133
	Colorado Educational & Cultural Facilities Authority, MORAL OBLG
100,000	5.00%, 08/15/2034, Call 08/15/2024	109,562
1,000,000	5.00%, 03/15/2035, Call 03/15/2030	1,255,253
500,000	4.00%, 10/1/2039, Call 10/1/2024	525,094
	Colorado Health Facilities Authority
500,000	5.00%, 01/15/2035, Call 01/15/2026	576,009
500,000	5.00%, 06/1/2036, Call 06/1/2027	613,148
2,400,000	5.00%, 11/15/2041, Call 11/15/2031	3,119,901
500,000	8.00%, 08/1/2043, Call 02/1/2024	531,132

10

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
$2,000,000	5.00%, 05/15/2045, Call 05/15/2025	$2,261,602
2,000,000	4.00%, 08/1/2049, Call 08/1/2029	2,244,703
500,000	Copper Ridge Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2024	536,131
500,000	Denver Convention Center Hotel Authority, 5.00%, 12/1/2034, Call 12/1/2026	578,440
1,470,000	Denver Health & Hospital Authority, 5.00%, 12/1/2039, Call 12/1/2023	1,576,701
1,000,000	E-470 Public Highway Authority, NATL, 0.00%, 09/1/2037, Call 09/1/2026	532,397
480,000	E-470 Public Highway Authority, NATL-RE, 0.00%, 09/1/2030	413,767
2,000,000	Grand River Hospital District, AGM, 5.25%, 12/1/2030, Call 12/1/2028	2,474,648
1,010,000	Harvest JCT Metropolitan District, 5.38%, 12/1/2037, Call 12/1/2022	1,044,325
750,000	Heritage Todd Creek Metropolitan District, 6.13%, 12/1/2044, Call 12/1/2024	804,394
1,790,000	Lincoln Park Metropolitan District, AGM, 5.00%, 12/1/2042, Call 12/1/2027	2,126,094
3,755	Mount Carbon Metropolitan District, 7.00%, 06/1/2043, Call 11/5/2021	3,756
1,010,000	North Range Metropolitan District No. 1, 5.00%, 12/1/2038, Call 12/1/2025	1,153,669
1,000,000	Painted Prairie Public Improvement Authority, 5.00%, 12/1/2039, Call 12/1/2024	1,092,857
425,000	Rampart Range Metropolitan District No. 1, AGM, 5.00%, 12/1/2042, Call 12/1/2027	510,292
4,000,000	Regional Transportation District, 5.00%, 11/1/2041, Call 11/1/2026	4,732,726
161,000	Southglenn Metropolitan District, 3.00%, 12/1/2021	161,275
4,335,000	State of Colorado, 4.00%, 12/15/2039, Call 12/15/2031	5,221,698
125,000	Sterling Hills West Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2027	147,611
1,000,000	Verve Metropolitan District No. 1, 5.00%, 12/1/2041, Call 03/1/2026	1,100,388

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
$575,000	Water Valley Metropolitan District No. 02, 5.25%, 12/1/2040, Call 12/1/2026	$636,959
1,000,000	Westminster Public Schools, AGM, 5.00%, 12/1/2048, Call 12/1/2028	1,210,227
		47,600,285
	CONNECTICUT — 0.6%
1,685,000	City of Bridgeport, 5.00%, 06/1/2029	2,136,808
500,000	Connecticut State Development Authority, 7.95%, 04/1/2026, Call 11/5/2021[2]	500,458
	Connecticut State Health & Educational Facilities Authority
375,000	5.00%, 06/1/2033, Call 06/1/2030	483,059
1,500,000	4.00%, 07/1/2042, Call 07/1/2032	1,698,011
1,000,000	Harbor Point Infrastructure Improvement District, 5.00%, 04/1/2039, Call 04/1/2027[4]	1,145,357
1,250,000	State of Connecticut Special Tax Revenue, 4.00%, 05/1/2040, Call 05/1/2031	1,487,855
		7,451,548
	DELAWARE — 0.2%
1,000,000	Delaware State Economic Development Authority, 6.75%, 09/1/2035, Call 03/1/2025[4]	1,119,911
1,500,000	Delaware Transportation Authority, 5.00%, 06/1/2055, Call 06/1/2025	1,711,472
		2,831,383
	DISTRICT OF COLUMBIA — 1.9%
	District of Columbia
1,000,000	4.00%, 04/1/2033, Call 04/1/2026	1,153,337
1,500,000	5.00%, 06/1/2041, Call 06/1/2026	1,772,123
1,000,000	4.00%, 03/1/2045, Call 03/1/2030	1,165,796
2,000,000	District of Columbia Water & Sewer Authority, 5.00%, 10/1/2043, Call 04/1/2028	2,445,825
	Metropolitan Washington Airports Authority
1,000,000	5.00%, 10/1/2032, Call 10/1/2028[2]	1,248,294
1,520,000	4.00%, 10/1/2036, Call 10/1/2026[2]	1,713,148
1,820,000	5.00%, 10/1/2042, Call 10/1/2027[2]	2,195,506
655,000	5.00%, 10/1/2044, Call 10/1/2024[2]	735,541

11

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	DISTRICT OF COLUMBIA (Continued)
	Metropolitan Washington Airports Authority Aviation Revenue
$1,335,000	4.00%, 10/1/2041, Call 10/1/2031[2]	$1,565,071
500,000	4.00%, 10/1/2051, Call 10/1/2031[2]	578,255
	Metropolitan Washington Airports Authority Dulles Toll Road Revenue
750,000	4.00%, 10/1/2035, Call 10/1/2029	866,838
615,000	6.50%, 10/1/2041, Call 10/1/2026	778,600
2,130,000	4.00%, 10/1/2049, Call 10/1/2029	2,392,413
2,000,000	4.00%, 10/1/2049, Call 10/1/2029	2,282,441
	Washington Convention & Sports Authority
500,000	4.00%, 10/1/2035, Call 10/1/2030	595,949
875,000	4.00%, 10/1/2036, Call 10/1/2030	1,039,868
		22,529,005
	FLORIDA — 5.6%
1,335,000	Alachua County Health Facilities Authority, 5.00%, 12/1/2044, Call 12/1/2024	1,502,590
885,000	Ave Maria Stewardship Community District, 6.70%, 05/1/2042, Call 05/1/2022	905,499
820,000	Boggy Creek Improvement District, 5.13%, 05/1/2043, Call 05/1/2023	859,653
100,000	Bonterra Community Development District, 4.13%, 05/1/2047, Call 05/1/2028	110,492
	Capital Trust Agency, Inc.
500,000	4.38%, 06/15/2027[4]	528,511
645,000	5.35%, 07/1/2029, Call 11/5/2021	647,356
95,000	Century Gardens at Tamiami Community Development District, 4.25%, 05/1/2037, Call 05/1/2026	103,308
500,000	City of Atlantic Beach, 5.63%, 11/15/2043, Call 11/15/2023	536,136
	City of Lakeland
540,000	5.00%, 09/1/2037, Call 09/1/2022	556,341
2,435,000	5.00%, 11/15/2045, Call 11/15/2024	2,740,950
450,000	City of Orlando Tourist Development Tax Revenue, AGM, 5.00%, 11/1/2033, Call 11/1/2027	550,609
500,000	County of Bay, 5.00%, 09/1/2043, Call 09/1/2023	526,723

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$1,000,000	County of Broward Airport System Revenue, 5.00%, 10/1/2036, Call 10/1/2025[2]	$1,156,536
2,350,000	County of Hillsborough, 5.00%, 10/1/2038, Call 10/1/2025	2,730,886
1,500,000	County of Miami-Dade, 5.00%, 07/1/2043, Call 07/1/2026	1,769,881
	County of Miami-Dade Aviation Revenue
1,000,000	5.00%, 10/1/2030, Call 10/1/2024[2]	1,127,719
1,000,000	5.00%, 10/1/2032, Call 10/1/2024[2]	1,124,863
4,240,000	5.00%, 10/1/2033, Call 10/1/2024[2]	4,768,075
500,000	5.00%, 10/1/2049, Call 10/1/2029[2]	609,727
	County of Palm Beach
3,000,000	5.00%, 05/1/2028, Call 05/1/2026	3,594,474
175,000	5.00%, 04/1/2039, Call 04/1/2029[4]	200,983
500,000	County of St. Lucie, 0.06%, 09/1/2028, Call 10/5/2021[1]	500,000
	Florida Development Finance Corp.
750,000	6.25%, 07/1/2034, Call 07/1/2024	805,864
500,000	8.50%, 06/15/2044, Call 06/15/2023	567,971
825,000	6.13%, 06/15/2046, Call 06/15/2025[4]	922,915
1,710,000	6.50%, 01/1/2049, Call 11/5/20211 2 4	1,743,202
3,000,000	7.38%, 01/1/2049, Call 01/1/20242 4	3,266,625
500,000	Florida Higher Educational Facilities Financial Authority, 4.50%, 06/1/2033, Call 06/1/2028[4]	586,844
1,000,000	FSU Financial Assistance, Inc., 5.00%, 10/1/2030, Call 10/1/2022	1,039,955
500,000	Grand Bay at Doral Community Development District, 5.00%, 05/1/2039, Call 05/1/2024	527,487
	Greater Orlando Aviation Authority
1,000,000	5.00%, 11/15/2036, Call 05/15/2023[2]	1,049,185
1,665,000	5.00%, 10/1/2046, Call 10/1/2026[2]	1,961,142
1,000,000	Hernando County School District, AGM, 5.00%, 07/1/2031, Call 07/1/2026	1,183,989

12

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$2,000,000	Hillsborough County Aviation Authority, 5.00%, 10/1/2043, Call 10/1/2028[2]	$2,441,273
2,000,000	Jacksonville Port Authority, 5.00%, 11/1/2044, Call 11/1/2028	2,413,517
	Lake Ashton Community Development District
85,000	5.00%, 05/1/2025	91,739
400,000	5.00%, 05/1/2037, Call 05/1/2025	423,186
1,675,000	Lakeside Community Development District, 5.50%, 05/1/2035, Call 05/1/2025	1,798,846
	Lee County Industrial Development Authority
100,000	5.75%, 06/15/2042, Call 06/15/2022	101,600
2,000,000	5.00%, 11/15/2044, Call 11/15/2026	2,341,216
1,000,000	5.00%, 11/15/2049, Call 11/15/2026	1,165,791
870,000	Majorca Isles Community Development District, 5.38%, 05/1/2035, Call 05/1/2026	941,088
	Mediterra South Community Development District
85,000	5.10%, 05/1/2031, Call 05/1/2022	86,948
385,000	5.00%, 05/1/2034, Call 05/1/2023	390,867
1,000,000	Miami Beach Health Facilities Authority, 5.00%, 11/15/2039, Call 11/15/2024	1,103,962
	Miami-Dade County Industrial Development Authority
630,000	5.00%, 09/15/2034, Call 09/15/2024	690,553
320,000	5.25%, 09/15/2044, Call 09/15/2024	349,747
105,000	5.00%, 09/15/2044, Call 09/15/2027[4]	120,129
	Palm Beach County Health Facilities Authority
330,000	6.75%, 06/1/2024, Call 06/1/2022	347,811
850,000	5.00%, 12/1/2031, Call 12/1/2024	974,034
500,000	5.00%, 11/1/2043, Call 11/1/2022	514,427
750,000	Pinellas County Educational Facilities Authority, 6.50%, 10/1/2031, Call 11/5/2021	753,099

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$680,000	Putnam County Development Authority, 5.00%, 03/15/2042, Call 05/1/2028	$809,325
1,500,000	Reedy Creek Improvement District, 5.00%, 06/1/2035, Call 06/1/2026	1,782,667
1,000,000	Sarasota County Public Hospital District, 5.00%, 07/1/2041, Call 07/1/2028	1,217,104
1,650,000	South Miami Health Facilities Authority, 5.00%, 08/15/2047, Call 08/15/2027	1,998,699
100,000	Stonebrier Community Development District, 4.00%, 05/1/2037, Call 05/1/2026	109,258
2,000,000	Town of Davie, 5.00%, 04/1/2048, Call 04/1/2028	2,362,174
135,000	Turtle Run Community Development District, 5.00%, 05/1/2037, Call 05/1/2028[4]	157,315
495,000	Verandah West Community Development District, 5.00%, 05/1/2033, Call 05/1/2023	510,880
		66,803,746
	GEORGIA — 1.7%
1,100,000	Board of Water Light & Sinking Fund Commissioners of The City of Dalton, 4.00%, 03/1/2039, Call 03/1/2030	1,281,905
	Brookhaven Development Authority
1,000,000	4.00%, 07/1/2044, Call 07/1/2029	1,154,656
5,000,000	4.00%, 07/1/2049, Call 07/1/2029	5,735,688
	Burke County Development Authority
1,500,000	2.05%, 10/1/2032[1]	1,503,331
500,000	2.25%, 10/1/2032[1]	514,976
1,000,000	4.13%, 11/1/2045, Call 02/1/2028	1,124,336
1,000,000	3.00%, 11/1/2045[1]	1,033,610
	Fulton County Development Authority
500,000	5.00%, 04/1/2037, Call 04/1/2027	596,622
1,000,000	6.50%, 04/1/2043, Call 04/1/2023	1,089,527
500,000	George L Smith II Congress Center Authority, 5.00%, 01/1/2054, Call 01/1/2031[4]	587,100

13

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	GEORGIA (Continued)
$100,000	Georgia Housing & Finance Authority, 3.70%, 12/1/2025, Call 11/5/2021	$100,209
1,100,000	Georgia Municipal Association, Inc., 4.00%, 12/1/2024	1,225,806
460,000	Macon-Bibb County Urban Development Authority, 5.00%, 06/15/2027[4]	501,663
1,470,000	Main Street Natural Gas, Inc., 5.00%, 05/15/2034, Call 05/15/2029	1,815,020
200,000	Municipal Electric Authority of Georgia, 5.00%, 01/1/2056, Call 01/1/2030	243,969
1,695,000	Private Colleges & Universities Authority, 5.00%, 04/1/2044, Call 04/1/2024	1,830,177
		20,338,595
	GUAM — 0.2%
	Guam Government Waterworks Authority
500,000	5.25%, 07/1/2033, Call 07/1/2023	542,135
1,000,000	5.00%, 07/1/2035, Call 07/1/2024	1,081,996
	Territory of Guam
210,000	4.00%, 01/1/2036, Call 01/1/2031	242,784
455,000	4.00%, 01/1/2042, Call 01/1/2031	509,426
		2,376,341
	HAWAII — 0.4%
500,000	Hawaii Housing Finance & Development Corp., 6.75%, 05/1/2047, Call 05/1/2022	509,872
2,800,000	State of Hawaii, 5.00%, 01/1/2038, Call 01/1/2028	3,433,936
1,000,000	State of Hawaii Airports System Revenue, 5.00%, 07/1/2048, Call 07/1/2028[2]	1,209,302
		5,153,110
	IDAHO — 0.3%
	Idaho Health Facilities Authority
300,000	4.38%, 07/1/2034, Call 07/1/2024[4]	324,458
1,040,000	5.00%, 12/1/2047, Call 12/1/2027	1,267,647
	Idaho Housing & Finance Association
370,000	6.00%, 07/1/2039, Call 07/1/2028[4]	449,869
415,000	6.00%, 07/1/2049, Call 07/1/2028[4]	496,896
565,000	6.00%, 07/1/2054, Call 07/1/2028[4]	674,580
		3,213,450

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS — 8.7%
	Chicago Board of Education
$1,000,000	0.00%, 12/1/2022	$993,486
100,000	5.75%, 04/1/2034, Call 04/1/2027	122,069
1,000,000	6.10%, 04/1/2036, Call 04/1/2027	1,235,214
180,000	5.00%, 04/1/2037, Call 04/1/2027	211,387
500,000	5.00%, 04/1/2038, Call 04/1/2028	599,491
500,000	5.25%, 12/1/2039, Call 12/1/2024	554,004
1,000,000	5.00%, 12/1/2039, Call 12/1/2030	1,239,109
575,000	5.00%, 12/1/2042, Call 12/1/2022	597,268
1,950,000	7.00%, 12/1/2044, Call 12/1/2025	2,355,829
1,100,000	6.00%, 04/1/2046, Call 04/1/2027	1,337,230
	Chicago O’Hare International Airport
500,000	5.00%, 07/1/2033, Call 07/1/2028[2]	606,064
2,500,000	5.00%, 01/1/2046, Call 01/1/2025	2,838,092
680,000	Chicago Park District, 5.00%, 11/15/2024	771,510
2,500,000	Chicago Transit Authority, 5.00%, 12/1/2046, Call 12/1/2026	2,950,756
	City of Chicago
900,000	4.84%, 04/15/2028, Call 01/16/2023[4]	927,037
1,000,000	5.25%, 01/1/2035, Call 11/5/2021	1,009,369
1,000,000	5.50%, 01/1/2035, Call 01/1/2025	1,128,227
880,000	6.00%, 01/1/2038, Call 01/1/2027	1,079,457
500,000	5.50%, 01/1/2040, Call 01/1/2025	563,052
900,000	5.00%, 01/1/2041, Call 01/1/2022	910,652
1,000,000	City of Chicago, 5.00%, 01/1/2027	1,195,701
1,000,000	City of Chicago Motor Fuel Tax Revenue, 5.00%, 01/1/2029, Call 01/1/2024	1,070,828
	City of Chicago Wastewater Transmission Revenue
1,960,000	5.00%, 01/1/2028, Call 01/1/2022	1,982,686
665,000	5.00%, 01/1/2034, Call 01/1/2025	755,850
3,000,000	5.00%, 01/1/2039, Call 01/1/2024	3,281,805
1,000,000	City of Chicago Waterworks Revenue, AGM, 5.00%, 11/1/2028, Call 11/1/2024	1,130,475
	County of Cook Sales Tax Revenue
1,200,000	5.00%, 11/15/2033, Call 11/15/2027	1,472,178

14

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$1,000,000	5.00%, 11/15/2038, Call 11/15/2030	$1,264,847
	Illinois Educational Facilities Authority
2,000,000	4.50%, 11/1/2036, Call 11/1/2024	2,217,327
570,000	3.90%, 11/1/2036, Call 11/1/2027	651,712
	Illinois Finance Authority
700,000	5.00%, 08/1/2026	829,128
425,000	5.00%, 08/1/2027	515,108
500,000	5.00%, 08/1/2028, Call 08/1/2027	602,096
600,000	5.75%, 10/1/2032, Call 10/1/2022	616,022
670,000	5.00%, 03/1/2033, Call 03/1/2027	791,162
1,000,000	5.00%, 08/1/2033, Call 08/1/2024	1,131,202
315,000	5.00%, 02/15/2034, Call 02/15/2027	378,649
500,000	5.00%, 03/1/2034, Call 03/1/2027	589,697
2,000,000	4.00%, 07/1/2034, Call 01/1/2026	2,245,360
225,000	5.00%, 02/15/2037, Call 08/15/2027	259,475
1,695,000	4.00%, 07/1/2038, Call 07/1/2029	1,993,941
1,000,000	4.00%, 07/15/2039, Call 07/15/2031	1,199,872
550,000	5.00%, 09/1/2042, Call 09/1/2024	624,109
1,925,000	5.00%, 09/1/2046, Call 09/1/2026	2,259,827
2,100,000	5.00%, 02/15/2047, Call 08/15/2027	2,394,475
1,135,000	4.00%, 06/1/2047, Call 06/1/2022	1,163,206
25,000	4.00%, 06/1/2047, Call 06/1/2022	25,621
630,000	4.00%, 06/1/2047, Call 06/1/2022	645,868
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,144,251
1,000,000	6.00%, 10/1/2048, Call 10/1/2022	1,024,052
1,000,000	Illinois Sports Facilities Authority, 5.25%, 06/15/2032, Call 06/15/2024	1,098,612
1,000,000	Illinois State Toll Highway Authority, 5.00%, 01/1/2040, Call 01/1/2031	1,278,652
1,000,000	Illinois State University, AGM, 5.00%, 04/1/2033, Call 04/1/2028	1,224,787
1,000,000	Macon County School District No. 61 Decatur, AGM, 4.00%, 01/1/2040, Call 01/1/2027	1,114,066
	Metropolitan Pier & Exposition Authority
500,000	4.00%, 12/15/2047, Call 12/15/2031	562,156

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$1,355,000	5.00%, 06/15/2050, Call 12/15/2029	$1,628,545
530,000	5.00%, 06/15/2057, Call 12/15/2027	621,335
	Metropolitan Pier & Exposition Authority, NATL
1,000,000	0.00%, 06/15/2029	872,930
3,300,000	0.00%, 12/15/2030	2,749,248
1,600,000	Metropolitan Pier & Exposition Authority, State Appropriation, 5.00%, 12/15/2028, Call 06/15/2022	1,652,674
1,905,000	Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/1/2041, Call 12/1/2026	2,267,704
500,000	Quad Cities Regional Economic Development Authority, 4.75%, 10/1/2032, Call 10/1/2022	512,605
3,000,000	Railsplitter Tobacco Settlement Authority, 5.00%, 06/1/2024	3,365,291
1,000,000	Round Lake Lakewood Grove Special Service Area No. 3 & 4, BAM, 4.00%, 03/1/2033, Call 03/1/2027	1,095,278
	Sales Tax Securitization Corp.
2,000,000	5.00%, 01/1/2034, Call 01/1/2028	2,416,443
500,000	4.00%, 01/1/2038, Call 01/1/2030	583,007
750,000	Sangamon Logan & Menard Counties Community Unit School Dist No. 15 Williamsville, BAM, 4.00%, 12/1/2039, Call 12/1/2029	868,761
1,000,000	Southwestern Illinois Development Authority, 7.13%, 11/1/2043, Call 11/1/2023	1,140,620
	State of Illinois
750,000	5.38%, 05/1/2023	808,398
1,000,000	5.00%, 02/1/2025	1,141,958
1,500,000	5.50%, 07/1/2026, Call 07/1/2023	1,623,312
1,000,000	5.00%, 11/1/2026	1,195,775
1,000,000	5.00%, 10/1/2031, Call 10/1/2030	1,265,551
2,000,000	3.00%, 06/15/2033, Call 06/15/2026	2,109,831
660,000	5.00%, 03/1/2036, Call 03/1/2031	827,100
500,000	5.00%, 03/1/2037, Call 03/1/2022	508,581

15

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$1,000,000	4.25%, 12/1/2037, Call 12/1/2027	$1,122,109
1,500,000	5.00%, 02/1/2039, Call 02/1/2024	1,626,077
2,000,000	State of Illinois, BAM, 4.00%, 06/15/2030, Call 06/15/2026	2,248,022
1,500,000	University of Illinois, AGM, 4.00%, 04/1/2036, Call 04/1/2028	1,719,299
615,000	Upper Illinois River Valley Development Authority, 5.00%, 01/1/2045, Call 01/1/2027[4]	649,142
1,415,000	Village of Brookfield, 0.05%, 06/1/2038, Call 10/5/2021[1]	1,415,000
1,350,000	Will County Community High School District No. 210 Lincoln-Way, AGM, 0.00%, 01/1/2024	1,323,244
1,000,000	Will County Community High School District No. 210 Lincoln-Way, AGM-CR, 5.00%, 01/1/2027, Call 01/1/2023	1,052,344
	Will County Community High School District No. 210 Lincoln-Way, BAM
550,000	0.00%, 01/1/2031	454,772
250,000	0.00%, 01/1/2032	200,734
790,000	Wonder Lake Village Special Service Area No. 1, 4.50%, 03/1/2034, Call 03/1/2025	806,433
		104,636,229
	INDIANA — 1.3%
1,000,000	City of Rockport, 7.00%, 06/1/2028, Call 02/1/2022[2]	1,013,978
	Indiana Finance Authority
2,000,000	5.00%, 02/1/2030, Call 02/1/2028	2,509,806
1,000,000	3.00%, 11/1/2030	1,053,870
1,000,000	3.00%, 11/1/2030	1,053,870
3,000,000	4.00%, 11/1/2033, Call 11/1/2027	3,414,132
3,360,000	Indianapolis Local Public Improvement Bond Bank, 4.00%, 01/1/2041, Call 01/1/2031	3,977,034
1,960,000	Michigan City School Building Corp., 5.00%, 01/15/2025	2,202,572
500,000	Town of Shoals, 7.25%, 11/1/2043, Call 11/1/2023[2]	537,506
		15,762,768
	IOWA — 0.3%
	Iowa Finance Authority
1,000,000	5.25%, 12/1/2025, Call 12/1/2023	1,082,444

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	IOWA (Continued)
$1,520,000	4.75%, 08/1/2042, Call 08/1/2022	$1,557,026
500,000	Iowa Higher Education Loan Authority, 6.00%, 10/1/2031	500,000
500,000	PEFA, Inc., 5.00%, 09/1/2049, Call 06/1/2026[1]	592,407
		3,731,877
	KENTUCKY — 1.0%
	Kentucky Economic Development Finance Authority
200,000	5.00%, 06/1/2037, Call 06/1/2027	233,711
1,100,000	5.00%, 07/1/2040, Call 07/1/2025	1,210,965
1,350,000	5.00%, 06/1/2045, Call 06/1/2027	1,565,570
765,000	Kentucky Municipal Power Agency, NATL, 5.00%, 09/1/2032, Call 09/1/2026	918,401
	Kentucky Public Energy Authority
2,600,000	4.00%, 01/1/2049, Call 10/1/2024[1]	2,864,383
1,950,000	4.00%, 12/1/2049, Call 03/1/2025[1]	2,174,341
1,500,000	4.00%, 02/1/2050, Call 11/1/2027[1]	1,755,444
1,000,000	Paducah Electric Plant Board, AGM, 5.00%, 10/1/2035, Call 10/1/2026	1,194,802
		11,917,617
	LOUISIANA — 1.4%
1,165,000	Ascension Parish Industrial Development Board, Inc., 6.00%, 07/1/2036, Call 07/1/2023	1,225,846
1,500,000	Jefferson Sales Tax District, AGM, 5.00%, 12/1/2037, Call 12/1/2027	1,843,526
1,205,000	Louisiana Local Government Environmental Facilities & Community Development Authority, 5.00%, 10/1/2041, Call 10/1/2027	1,435,856
1,000,000	Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 5.00%, 10/1/2043, Call 10/1/2027	1,191,866
	Louisiana Public Facilities Authority
500,000	8.13%, 12/15/2033, Call 12/15/2023	533,222
1,000,000	5.00%, 05/15/2035, Call 05/15/2025	1,121,755
885,000	6.50%, 07/1/2036, Call 07/1/20232 4	940,236

16

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	LOUISIANA (Continued)
$1,400,000	5.00%, 07/1/2042, Call 07/1/2027	$1,627,533
	New Orleans Aviation Board
500,000	5.00%, 10/1/2035, Call 10/1/2028	618,344
1,500,000	5.00%, 01/1/2048, Call 01/1/2027[2]	1,762,797
1,260,000	Port New Orleans Board of Commissioners, AGM, 5.00%, 04/1/2038, Call 04/1/2028[2]	1,492,311
	State of Louisiana
1,200,000	5.00%, 09/1/2031, Call 09/1/2030	1,581,927
1,000,000	4.00%, 09/1/2032, Call 09/1/2026	1,143,184
		16,518,403
	MAINE — 0.6%
	Maine Health & Higher Educational Facilities Authority
1,000,000	5.00%, 07/1/2028, Call 07/1/2027	1,206,303
1,615,000	5.00%, 07/1/2035, Call 07/1/2027	1,927,303
700,000	5.00%, 07/1/2035, Call 07/1/2027	835,363
	Maine Health & Higher Educational Facilities Authority, AGM
500,000	4.00%, 07/1/2036, Call 07/1/2031	602,414
500,000	4.00%, 07/1/2039, Call 07/1/2031	597,103
1,510,000	Maine Municipal Bond Bank, 5.00%, 11/1/2031, Call 11/1/2027	1,863,389
500,000	Town of Rumford, 6.88%, 10/1/2026, Call 11/5/2021[2]	500,651
		7,532,526
	MARYLAND — 1.4%
	City of Baltimore
2,500,000	5.00%, 07/1/2036, Call 01/1/2027	3,011,033
1,500,000	5.00%, 09/1/2042, Call 09/1/2027	1,583,984
1,330,000	County of Prince George’s, 7.00%, 08/1/2048, Call 11/1/2026	1,573,829
1,600,000	Howard County Housing Commission, 5.00%, 06/1/2044, Call 06/1/2024	1,728,960
1,000,000	Maryland Economic Development Corp., 5.00%, 06/1/2049, Call 06/1/2029[2]	1,182,918
	Maryland Health & Higher Educational Facilities Authority
2,700,000	5.00%, 08/15/2038, Call 08/15/2023	2,933,697
1,000,000	5.00%, 07/1/2040, Call 07/1/2025	1,123,957
500,000	5.00%, 07/1/2045, Call 07/1/2025	558,774

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MARYLAND (Continued)
	Maryland Stadium Authority
$2,000,000	5.00%, 05/1/2046, Call 05/1/2026	$2,401,541
340,000	5.00%, 05/1/2047, Call 05/1/2028	427,811
		16,526,504
	MASSACHUSETTS — 0.9%
120,000	Collegiate Charter School of Lowell, 5.00%, 06/15/2039, Call 06/15/2026	129,999
1,500,000	Commonwealth of Massachusetts, 4.00%, 05/1/2036, Call 05/1/2028	1,745,336
	Massachusetts Development Finance Agency
2,000,000	5.00%, 07/1/2038[1]	2,215,533
1,000,000	4.00%, 07/1/2044, Call 01/1/2029	1,115,848
	Massachusetts Educational Financing Authority
1,000,000	5.00%, 07/1/2028[2]	1,237,821
200,000	4.25%, 07/1/2046, Call 07/1/2026[2]	212,645
3,000,000	Massachusetts School Building Authority, 5.00%, 08/15/2037, Call 08/15/2025	3,486,091
1,000,000	Massachusetts Water Resources Authority, 5.00%, 08/1/2040, Call 08/1/2026	1,191,335
		11,334,608
	MICHIGAN — 2.8%
500,000	Detroit Downtown Development Authority, AGM, 5.00%, 07/1/2043, Call 07/1/2024	555,412
685,000	Grand Rapids Public Schools, AGM, 5.00%, 05/1/2024	765,755
1,000,000	Great Lakes Water Authority Sewage Disposal System Revenue, 5.00%, 07/1/2035, Call 07/1/2026	1,190,635
275,000	Kentwood Economic Development Corp., 5.63%, 11/15/2041, Call 05/15/2022	281,011
	Michigan Finance Authority
275,000	5.00%, 06/1/2029, Call 11/5/2021	256,369
3,500,000	4.50%, 10/1/2029, Call 10/1/2024	3,729,101
1,165,000	5.00%, 07/1/2031, Call 07/1/2024	1,254,564
2,500,000	5.00%, 10/1/2033, Call 10/1/2024	2,822,319
1,000,000	5.00%, 07/1/2034, Call 07/1/2025	1,153,183
500,000	5.00%, 07/1/2035, Call 07/1/2025	576,391

17

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MICHIGAN (Continued)
$1,270,000	5.00%, 09/1/2038, Call 09/1/2031	$1,604,208
1,000,000	5.00%, 07/1/2039, Call 07/1/2024	1,064,833
1,000,000	5.00%, 11/15/2041, Call 11/15/2026	1,185,851
2,500,000	5.00%, 12/1/2047, Call 12/1/2022	2,640,570
1,450,000	Michigan Finance Authority, NATL, 5.00%, 07/1/2036, Call 07/1/2024	1,618,659
1,000,000	Michigan Finance Authority, SAW, 4.00%, 11/1/2048, Call 11/1/2028	1,129,881
3,000,000	Michigan State Building Authority, 5.00%, 04/15/2041, Call 10/15/2026	3,528,254
2,000,000	Michigan State Hospital Finance Authority, 2.40%, 11/15/2047[1]	2,061,538
895,000	Michigan State Housing Development Authority, 1.10% (3-Month USD Libor+ 100 basis points), 04/1/20422 3	895,000
250,000	Renaissance Public School Academy, 6.00%, 05/1/2037, Call 05/1/2022	253,376
500,000	Summit Academy, 6.38%, 11/1/2035, Call 11/5/2021	500,659
	Wayne County Airport Authority
2,000,000	5.00%, 12/1/2030, Call 12/1/2025[2]	2,338,032
1,500,000	5.00%, 12/1/2037, Call 12/1/2027	1,823,605
		33,229,206
	MINNESOTA — 0.5%
250,000	City of Deephaven, 5.25%, 07/1/2040, Call 07/1/2025	277,425
70,000	City of Minneapolis, 5.00%, 12/1/2037, Call 12/1/2027[4]	78,359
1,720,000	City of Shakopee Senior Housing Revenue, 5.85%, 11/1/2058, Call 05/1/20251 4	1,852,270
	Housing & Redevelopment Authority of The City of Saint Paul
1,000,000	5.00%, 11/15/2029, Call 11/15/2025	1,181,657
1,285,000	5.00%, 11/15/2030, Call 11/15/2025	1,518,429
480,000	World Learner School of Chaska Charter School No. 4016, 8.00%, 12/1/2043, Call 12/1/2021	484,433
		5,392,573

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MISSISSIPPI — 0.0%[6]
$500,000	Mississippi Business Finance Corp., 5.00%, 02/1/20361 2 4	$514,578

	MISSOURI — 0.8%
75,000	Cape Girardeau County Industrial Development Authority, 4.00%, 03/1/2046, Call 03/1/2031	83,463
	City of Kansas City Sanitary Sewer System Revenue
600,000	5.00%, 01/1/2030, Call 01/1/2028	745,980
685,000	5.00%, 01/1/2032, Call 01/1/2028	845,502
350,000	5.00%, 01/1/2034, Call 01/1/2028	429,667
	Hannibal Industrial Development Authority
640,000	5.00%, 10/1/2042, Call 10/1/2027	753,116
445,000	5.00%, 10/1/2047, Call 10/1/2027	520,282
	Health & Educational Facilities Authority of the State of Missouri
1,000,000	5.00%, 11/15/2043, Call 05/15/2028	1,207,941
350,000	4.00%, 11/15/2049, Call 11/15/2027	390,874
	Kansas City Industrial Development Authority
980,000	5.00%, 03/1/2037, Call 03/1/2029[2]	1,202,791
1,020,000	5.00%, 03/1/2039, Call 03/1/2029[2]	1,244,175
1,400,000	Metropolitan St. Louis Sewer District, 5.00%, 05/1/2033, Call 05/1/2025	1,610,934
		9,034,725
	NEBRASKA — 0.4%
	Central Plains Energy Project
1,875,000	5.00%, 09/1/2027, Call 09/1/2022	1,953,935
2,500,000	5.00%, 09/1/2032, Call 09/1/2022	2,605,715
250,000	5.25%, 09/1/2037, Call 09/1/2022	261,138
		4,820,788
	NEVADA — 1.5%
240,000	City of Carson City, 5.00%, 09/1/2037, Call 09/1/2027	285,103
800,000	Clark County School District, AGM, 5.00%, 06/15/2031, Call 06/15/2030	1,043,730
	County of Clark
2,520,000	5.00%, 06/1/2043, Call 06/1/2028	3,042,038
5,100,000	5.00%, 05/1/2048, Call 06/1/2028	6,119,449

18

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEVADA (Continued)
$1,000,000	Henderson Public Improvement Trust, 5.50%, 01/1/2034, Call 07/1/2024	$1,097,952
1,000,000	Las Vegas Convention & Visitors Authority, 5.00%, 07/1/2043, Call 07/1/2028	1,199,028
	Las Vegas Valley Water District
2,025,000	5.00%, 06/1/2039, Call 12/1/2024	2,288,681
2,000,000	5.00%, 06/1/2041, Call 06/1/2026	2,353,843
595,000	State of Nevada Department of Business & Industry, 5.00%, 12/15/2035, Call 12/15/2025[4]	660,669
		18,090,493
	NEW HAMPSHIRE — 0.3%
489,279	New Hampshire Business Finance Authority, 4.13%, 01/20/2034	582,235
	New Hampshire Health and Education Facilities Authority Act
1,120,000	5.00%, 07/1/2037, Call 07/1/2027	1,303,449
215,000	5.00%, 08/1/2037, Call 02/1/2028	262,004
1,000,000	5.00%, 07/1/2041, Call 01/1/2028	1,207,067
		3,354,755
	NEW JERSEY — 2.8%
4,000,000	Garden State Preservation Trust, AGM, 5.75%, 11/1/2028	4,912,589
	New Jersey Economic Development Authority
325,000	5.13%, 09/15/2023, Call 08/20/2022[2]	339,321
1,500,000	5.00%, 03/1/2024, Call 03/1/2023	1,598,840
890,000	3.13%, 07/1/2029, Call 07/1/2027	905,253
1,000,000	3.38%, 07/1/2030, Call 07/1/2027	1,058,354
100,000	5.00%, 07/15/2032, Call 07/15/2027	117,205
500,000	5.00%, 07/1/2033, Call 07/1/2027	593,188
280,000	6.00%, 10/1/2034, Call 10/1/2024[4]	303,864
880,000	5.00%, 06/15/2036, Call 12/15/2026	1,043,384
350,000	6.30%, 10/1/2049, Call 10/1/2024[4]	378,433
1,000,000	New Jersey Educational Facilities Authority, 5.00%, 06/15/2025, Call 06/15/2024	1,119,032
	New Jersey Health Care Facilities Financing Authority
500,000	5.75%, 07/1/2037, Call 11/5/2021	501,483

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW JERSEY (Continued)
$1,175,000	5.00%, 07/1/2046, Call 07/1/2025	$1,342,521
	New Jersey Higher Education Student Assistance Authority
500,000	5.00%, 12/1/2028, Call 06/1/2028[2]	612,150
855,000	4.25%, 12/1/2047, Call 12/1/2026[2]	920,787
4,095,000	New Jersey Housing & Mortgage Finance Agency, 3.15%, 10/1/2024[2]	4,325,243
	New Jersey Transportation Trust Fund Authority
1,800,000	0.00%, 12/15/2030	1,502,324
1,850,000	5.00%, 12/15/2035, Call 12/15/2028	2,286,966
530,000	4.00%, 06/15/2036, Call 06/15/2031	626,575
500,000	5.00%, 06/15/2040, Call 12/15/2030	631,212
500,000	4.00%, 06/15/2042, Call 06/15/2032	568,678
2,000,000	5.25%, 06/15/2043, Call 12/15/2028	2,488,094
805,000	5.00%, 06/15/2044, Call 06/15/2024	885,990
1,000,000	South Jersey Port Corp., 5.00%, 01/1/2037, Call 01/1/2028[2]	1,191,362
1,610,000	Tobacco Settlement Financing Corp., 5.00%, 06/1/2036, Call 06/1/2028	1,962,107
2,000,000	Union County Utilities Authority, County Guarantee, 5.25%, 12/1/2031, Call 12/1/2021[2]	2,015,775
		34,230,730
	NEW MEXICO — 0.2%
810,000	Mesa Del Sol Public Improvement District No. 1, 7.00%, 10/1/2033, Call 10/1/2023	838,483
1,020,000	Volterra Public Improvement District, 6.75%, 10/1/2033, Call 10/1/2024	1,063,278
1,055,000	Winrock Town Center Tax Increment Development District No. 1, 6.00%, 05/1/2040, Call 11/5/2021[4]	1,073,617
		2,975,378
	NEW YORK — 6.6%
450,000	Build New York City Resource Corp., 5.00%, 04/15/2043, Call 04/15/2023	466,511

19

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$1,035,000	City of Long Beach, 5.00%, 09/1/2027	$1,240,373
	City of New York
2,000,000	5.00%, 03/1/2026, Call 03/1/2024	2,223,375
2,000,000	5.00%, 04/1/2040, Call 04/1/2028	2,425,269
	Hempstead Town Local Development Corp.
1,000,000	5.66%, 02/1/2044, Call 02/1/2030	1,117,248
1,000,000	6.24%, 02/1/2047, Call 02/1/2027	1,127,910
1,000,000	4.60%, 02/1/2051, Call 02/1/2030	1,010,977
	Metropolitan Transportation Authority
1,240,000	5.00%, 05/15/2022	1,275,678
2,000,000	5.00%, 11/15/2033, Call 05/15/2028	2,436,677
650,000	Nassau County Local Economic Assistance Corp., 5.00%, 07/1/2034, Call 07/1/2024	721,661
2,000,000	New York City Transitional Finance Authority Building Aid Revenue, SAW, 5.00%, 07/15/2037, Call 07/15/2028	2,484,851
	New York City Transitional Finance Authority Future Tax Secured Revenue
1,500,000	4.00%, 11/1/2037, Call 05/1/2031	1,783,454
1,250,000	4.00%, 11/1/2038, Call 05/1/2031	1,479,849
1,000,000	4.00%, 11/1/2041, Call 11/1/2029	1,167,856
	New York City Water & Sewer System
1,500,000	5.00%, 06/15/2032, Call 06/15/2027	1,827,356
5,000,000	5.00%, 06/15/2047, Call 12/15/2022	5,284,540
2,025,000	5.00%, 06/15/2048, Call 12/15/2027	2,462,896
730,000	New York Counties Tobacco Trust VI, 5.63%, 06/1/2035	796,714
	New York Liberty Development Corp.
1,000,000	5.25%, 10/1/2035	1,408,311
2,000,000	5.38%, 11/15/2040, Call 11/15/2024[4]	2,230,350
1,000,000	5.00%, 11/15/2044, Call 11/15/2024[4]	1,095,825

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$1,500,000	7.25%, 11/15/2044, Call 11/15/2024[4]	$1,665,911
	New York State Dormitory Authority
5,000,000	4.00%, 02/15/2038, Call 02/15/2030	5,862,656
1,000,000	4.00%, 07/1/2040, Call 07/1/2029	1,129,370
2,000,000	5.00%, 02/15/2044, Call 02/15/2025	2,280,597
1,000,000	5.00%, 02/15/2045, Call 02/15/2025	1,138,508
500,000	4.00%, 07/1/2048, Call 07/1/2031	587,114
	New York State Urban Development Corp.
1,500,000	4.00%, 03/15/2045, Call 09/15/2030	1,725,992
2,000,000	4.00%, 03/15/2046, Call 03/15/2030	2,281,479
	New York Transportation Development Corp.
3,000,000	5.00%, 10/1/2035, Call 10/1/2030[2]	3,752,547
1,000,000	5.25%, 01/1/2050, Call 07/1/2024[2]	1,115,116
	Onondaga Civic Development Corp.
235,000	5.00%, 07/1/2040, Call 07/1/2025	261,411
500,000	5.00%, 07/1/2045, Call 07/1/2025	552,838
	Port Authority of New York & New Jersey
1,000,000	4.00%, 07/15/2040, Call 07/15/2030[2]	1,162,497
4,535,000	5.00%, 10/15/2041, Call 10/15/2025	5,273,995
	Triborough Bridge & Tunnel Authority
1,500,000	5.00%, 11/15/2045, Call 11/15/2025	1,742,001
3,405,000	5.00%, 11/15/2049, Call 11/15/2030	4,312,676
4,000,000	5.00%, 05/15/2051, Call 05/15/2031	5,023,707
970,000	TSASC, Inc., 5.00%, 06/1/2045, Call 06/1/2027	1,065,729
750,000	Westchester County Local Development Corp., 5.50%, 05/1/2042, Call 05/1/2024	827,531
810,000	Western Nassau County Water Authority, 4.00%, 04/1/2051, Call 04/1/2031	943,877

20

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$290,000	Yonkers Economic Development Corp., 5.00%, 10/15/2049, Call 10/15/2029	$333,347
		79,106,580
	NORTH CAROLINA — 0.4%
	North Carolina Medical Care Commission
2,000,000	5.00%, 12/1/2033, Call 12/1/2022	2,101,294
715,000	4.00%, 09/1/2046, Call 09/1/2028	819,490
1,000,000	University of North Carolina at Chapel Hill, 5.00%, 02/1/2045	1,466,715
		4,387,499
	NORTH DAKOTA — 0.3%
1,000,000	City of Grand Forks ND, 4.00%, 12/1/2036, Call 12/1/2031	1,167,158
600,000	County of Burleigh, 4.38%, 04/15/2026	627,999
2,000,000	County of Ward, 5.00%, 06/1/2053, Call 06/1/2028	2,300,530
		4,095,687
	OHIO — 1.5%
1,000,000	Buckeye Tobacco Settlement Financing Authority, 5.00%, 06/1/2055, Call 06/1/2030	1,132,799
1,000,000	Butler County Port Authority, 6.00%, 12/1/2043, Call 12/1/2022	1,009,918
830,000	City of Akron, 5.00%, 12/1/2026	925,381
400,000	City of Cleveland Airport System Revenue, 5.00%, 01/1/2031, Call 01/1/2022	404,734
1,000,000	City of Middleburg Heights, 4.00%, 08/1/2041, Call 08/1/2031	1,152,441
710,000	Cleveland-Cuyahoga County Port Authority, 5.00%, 12/1/2037, Call 12/1/2027	799,545
2,000,000	County of Hamilton, 5.00%, 09/15/2045, Call 03/15/2030	2,457,096
500,000	County of Tuscarawas, 6.00%, 03/1/2045, Call 03/1/2025	541,822
2,330,000	Indian Creek Local School District, School District Credit Program, 5.00%, 11/1/2055, Call 11/1/2028	2,749,763
2,665,000	Ohio Turnpike & Infrastructure Commission, 5.00%, 02/15/2037, Call 02/15/2028	3,229,355

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	OHIO (Continued)
$1,500,000	Ohio Water Development Authority, 5.00%, 12/1/2034, Call 12/1/2026	$1,813,172
750,000	Ohio Water Development Authority Water Pollution Control Loan Fund, 4.38%, 06/1/2033[1]	763,338
1,000,000	Southeastern Ohio Port Authority, 5.75%, 12/1/2032, Call 12/1/2022	1,040,183
		18,019,547
	OKLAHOMA — 0.6%
940,000	Coweta Public Works Authority, 4.00%, 08/1/2027, Call 08/1/2026	1,076,410
1,000,000	Garfield County Educational Facilities Authority, 5.00%, 09/1/2031, Call 09/1/2026	1,185,379
1,040,000	Muskogee Industrial Trust, 4.00%, 09/1/2032, Call 09/1/2029	1,199,406
1,000,000	Oklahoma City Airport Trust, 5.00%, 07/1/2043, Call 07/1/2028[2]	1,213,152
2,000,000	Oklahoma Development Finance Authority, AGM, 4.00%, 08/15/2048, Call 08/15/2028	2,195,975
		6,870,322
	OREGON — 0.4%
1,000,000	Medford Hospital Facilities Authority, 4.00%, 08/15/2039, Call 08/15/2030	1,179,871
	Oregon State Facilities Authority
1,000,000	5.00%, 04/1/2045, Call 04/1/2025	1,127,341
45,000	5.00%, 10/1/2046, Call 10/1/2026	54,304
720,000	5.00%, 10/1/2046, Call 10/1/2026	826,643
	Port of Portland Airport Revenue
450,000	4.00%, 07/1/2040, Call 07/1/2030	527,954
1,000,000	5.00%, 07/1/2044, Call 07/1/2029[2]	1,224,056
		4,940,169
	PENNSYLVANIA — 3.2%
305,000	Allegheny County Higher Education Building Authority, 5.00%, 10/15/2037, Call 10/15/2027	350,381
95,000	Allegheny County Industrial Development Authority, 6.00%, 07/15/2038, Call 07/15/2023	101,750
250,000	Allentown Neighborhood Improvement Zone Development Authority, 5.00%, 05/1/2042, Call 05/1/2032	309,815

21

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
	Chester County Industrial Development Authority
$100,000	5.00%, 10/1/2034, Call 10/1/2024	$108,891
780,000	5.38%, 10/15/2042, Call 10/15/2022	806,389
	Coatesville School District, AGM SAW
105,000	5.00%, 08/1/2022	109,179
1,020,000	5.00%, 08/1/2022	1,058,950
	Commonwealth Financing Authority
1,825,000	5.00%, 06/1/2034, Call 06/1/2028	2,217,679
1,000,000	5.00%, 06/1/2035, Call 06/1/2028	1,213,016
2,180,000	County of Chester, 4.00%, 11/15/2032, Call 11/15/2027	2,542,659
315,000	Delaware Valley Regional Finance Authority, 5.75%, 07/1/2032	449,433
265,000	East Hempfield Township Industrial Development Authority, 5.00%, 12/1/2039, Call 12/1/2025	298,758
1,000,000	Hospitals & Higher Education Facilities Authority of Philadelphia, 5.63%, 07/1/2036, Call 07/1/2022	1,032,794
650,000	Montgomery County Higher Education & Health Authority, 5.00%, 09/1/2037, Call 09/1/2028	796,441
	Montgomery County Industrial Development Authority
1,100,000	5.00%, 11/15/2028, Call 05/15/2022	1,132,930
400,000	5.00%, 11/15/2029, Call 05/15/2022	411,975
1,500,000	Moon Area School District, SAW, 5.00%, 11/15/2028, Call 11/15/2024	1,705,851
	Pennsylvania Economic Development Financing Authority
250,000	6.40%, 12/1/2038, Call 09/1/2025	192,074
300,000	10.00%, 12/1/2040, Call 06/1/2030[4]	323,314
300,000	10.00%, 12/1/2040, Call 06/1/20302 4	323,314
1,000,000	4.00%, 04/15/2045, Call 04/15/2030	1,150,999
1,000,000	Pennsylvania Higher Educational Facilities Authority, 5.00%, 08/15/2027	1,239,220

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
	Pennsylvania Turnpike Commission
$1,000,000	5.00%, 12/1/2033, Call 12/1/2024	$1,136,787
2,000,000	5.00%, 12/1/2037, Call 12/1/2027	2,423,571
500,000	5.00%, 12/1/2041, Call 06/1/2026	586,547
2,000,000	5.00%, 12/1/2043, Call 12/1/2028	2,443,591
1,000,000	4.00%, 12/1/2045, Call 12/1/2030	1,162,900
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,206,391
	Philadelphia Authority for Industrial Development
795,000	5.00%, 05/1/2027, Call 05/1/2026	952,535
500,000	8.00%, 01/1/2033, Call 01/1/2023	546,816
500,000	6.88%, 06/15/2033, Call 06/15/2023	545,298
850,000	4.00%, 11/1/2037, Call 11/1/2029	986,589
1,000,000	6.60%, 11/1/2047, Call 11/1/2027	1,089,440
155,000	Quakertown General Authority, 4.00%, 07/1/2022	156,895
	School District of Philadelphia, SAW
5,000	5.00%, 09/1/2038, Call 09/1/2026	6,062
995,000	5.00%, 09/1/2038, Call 09/1/2026	1,174,239
1,000,000	Scranton-Lackawanna Health & Welfare Authority, 5.00%, 06/1/2046, Call 06/1/2026	1,071,913
2,090,000	Southeastern Pennsylvania Transportation Authority, 5.00%, 06/1/2029, Call 06/1/2027	2,565,717
1,150,000	St. Mary Hospital Authority, 5.00%, 11/15/2023	1,266,787
275,000	Susquehanna Area Regional Airport Authority, 5.00%, 01/1/2035, Call 01/1/2028[2]	319,965
500,000	Upper Merion Area School District, SAW, 5.00%, 01/15/2034, Call 01/15/2026	587,701
500,000	Williamsport Area School District, AGM SAW, 4.00%, 03/1/2035, Call 09/1/2024	545,496
		38,651,052
	PUERTO RICO — 0.1%
1,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, 07/1/2058, Call 07/1/2028	1,705,140

	RHODE ISLAND — 0.3%
1,535,000	Rhode Island Commerce Corp., 5.00%, 07/1/2041, Call 07/1/2026	1,809,205

22

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	RHODE ISLAND (Continued)
$1,000,000	Rhode Island Health & Educational Building Corp., 6.00%, 09/1/2033, Call 09/1/2023	$1,110,008
615,000	Rhode Island Health and Educational Building Corp., 4.00%, 11/1/2050, Call 11/1/2031	719,780
		3,638,993
	SOUTH CAROLINA — 1.3%
1,000,000	City of Columbia Waterworks & Sewer System Revenue, 5.00%, 02/1/2043, Call 02/1/2023	1,063,620
2,000,000	Lexington County Health Services District, Inc., 5.00%, 11/1/2041, Call 05/1/2026	2,306,383
1,500,000	Patriots Energy Group Financing Agency, 4.00%, 10/1/2048, Call 11/1/2023[1]	1,614,915
	South Carolina Jobs-Economic Development Authority
500,000	0.00%, 02/1/2035, Call 02/1/2023* 2 4 5	200,000
1,000,000	5.00%, 11/1/2043, Call 05/1/2028	1,200,582
2,000,000	South Carolina Ports Authority, 5.00%, 07/1/2038, Call 07/1/2028[2]	2,447,016
	South Carolina Public Service Authority
1,335,000	4.00%, 12/1/2042, Call 12/1/2031	1,571,503
730,000	5.00%, 12/1/2055, Call 06/1/2025	832,568
1,015,000	5.25%, 12/1/2055, Call 12/1/2025	1,187,419
3,000,000	University of South Carolina, 5.00%, 05/1/2043, Call 05/1/2027	3,599,289
		16,023,295
	SOUTH DAKOTA — 0.1%
1,235,000	South Dakota Health & Educational Facilities Authority, 5.00%, 11/1/2045, Call 11/1/2025	1,419,898

	TENNESSEE — 0.6%
1,220,000	Chattanooga-Hamilton County Hospital Authority, 5.00%, 10/1/2044, Call 10/1/2024	1,350,641
2,000,000	Johnson City Health & Educational Facilities Board, 5.00%, 08/15/2042, Call 08/15/2022	2,070,535

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TENNESSEE (Continued)
	Knox County Health Educational & Housing Facility Board
$365,000	0.00%, 05/1/2025, Call 11/1/20244 5	$151,475
45,000	0.00%, 05/1/2034* [5]	18,675
	Tennessee Energy Acquisition Corp.
1,000,000	5.63%, 09/1/2026	1,211,963
1,000,000	4.00%, 05/1/2048, Call 02/1/2023[1]	1,050,327
1,500,000	4.00%, 11/1/2049, Call 08/1/2025[1]	1,681,684
		7,535,300
	TEXAS — 7.6%
85,000	Arlington Higher Education Finance Corp., 5.00%, 08/15/2048, Call 08/15/2027	92,502
320,000	Austin Convention Enterprises, Inc., 5.00%, 01/1/2034, Call 01/1/2027	357,505
	Central Texas Regional Mobility Authority
1,000,000	5.00%, 01/1/2036, Call 01/1/2031	1,284,212
2,000,000	5.00%, 01/1/2043, Call 01/1/2028	2,388,415
2,000,000	City of Arlington, AGM, 5.00%, 02/15/2048, Call 02/15/2028	2,381,771
	City of Austin Airport System Revenue
1,000,000	5.00%, 11/15/2035, Call 11/15/2026[2]	1,189,827
2,250,000	5.00%, 11/15/2044, Call 11/15/2024[2]	2,536,410
1,000,000	City of El Paso, 5.00%, 08/15/2036, Call 08/15/2026	1,195,065
250,000	City of Hackberry, 4.50%, 09/1/2038, Call 09/1/2027	279,613
1,000,000	City of Houston, 4.00%, 03/1/2033, Call 03/1/2027	1,138,570
700,000	4.75%, 07/1/2024[2]	744,134
750,000	5.00%, 07/15/2035, Call 07/15/2025[2]	825,525
1,000,000	4.00%, 07/1/2041, Call 07/1/2029[2]	1,065,585
1,085,000	City of Houston Combined Utility System Revenue, 4.00%, 11/15/2041, Call 11/15/2031	1,309,174
1,400,000	City of Lewisville, 6.00%, 09/1/2037, Call 09/1/2022[4]	1,453,127
750,000	City of Sugar Land, 5.00%, 02/15/2029, Call 02/15/2027	916,104

23

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
	Clifton Higher Education Finance Corp.
$500,000	5.00%, 08/15/2042, Call 08/15/2022	$514,307
100,000	4.40%, 12/1/2047, Call 12/1/2022	102,245
1,500,000	4.60%, 12/1/2049, Call 12/1/2024	1,596,770
5,000,000	County of Travis, 5.00%, 03/1/2036, Call 03/1/2029	6,279,067
3,000,000	Dallas/Fort Worth International Airport, 5.00%, 11/1/2042, Call 11/1/2021[2]	3,010,789
1,000,000	Danbury Higher Education Authority, Inc., 6.50%, 08/15/2043, Call 08/15/2023	1,110,771
280,000	Decatur Hospital Authority, 6.63%, 09/1/2031, Call 09/1/2023	307,066
1,065,000	El Paso Downtown Development Corp., 5.00%, 08/15/2026	1,226,084
1,000,000	Grand Parkway Transportation Corp., 5.00%, 10/1/2038, Call 04/1/2028	1,233,734
3,000,000	Harris County Cultural Education Facilities Finance Corp., 4.00%, 10/1/2036, Call 10/1/2029	3,543,439
1,110,000	Harris County Toll Road Authority, 5.00%, 08/15/2043, Call 02/15/2028	1,352,757
475,000	Jefferson County Industrial Development Corp., 8.25%, 07/1/2032, Call 07/1/2022	502,655
500,000	Mission Economic Development Corp., 4.63%, 10/1/2031, Call 10/26/20212 4	525,836
	New Hope Cultural Education Facilities Finance Corp.
600,000	4.75%, 04/1/2034, Call 04/1/2024	664,329
1,000,000	5.00%, 04/1/2039, Call 04/1/2024	1,113,404
2,505,000	5.00%, 07/1/2047, Call 07/1/2025	2,154,300
	New Hope Cultural Education Facilities Finance Corp., AGM
375,000	5.00%, 07/1/2038, Call 07/1/2027	451,719
1,500,000	5.00%, 04/1/2046, Call 04/1/2024	1,641,155
2,200,000	5.00%, 07/1/2048, Call 07/1/2027	2,635,371
830,000	Newark Higher Education Finance Corp., 5.00%, 06/15/2037, Call 06/15/2022	857,325

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$1,050,000	North Texas Municipal Water District, 5.00%, 06/1/2024	$1,180,833
1,000,000	Port of Corpus Christi Authority of Nueces County, 5.00%, 12/1/2036, Call 12/1/2028	1,221,631
1,000,000	Red River Health Facilities Development Corp., 0.00%, 12/15/2047, Call 12/1/2021* [5]	700,000
290,000	SA Energy Acquisition Public Facility Corp., 5.50%, 08/1/2027	362,764
1,750,000	San Antonio Independent School District, PSF, 5.00%, 08/15/2048, Call 08/15/2025	1,994,512
	State of Texas
2,000,000	5.00%, 10/1/2026, Call 10/1/2025	2,360,410
2,515,000	5.00%, 10/1/2036, Call 10/1/2025	2,931,248
	Tarrant County Cultural Education Facilities Finance Corp.
1,000,000	4.20%, 09/1/2025, Call 09/1/2023	1,074,354
2,000,000	5.00%, 11/15/2038, Call 05/15/2023	2,153,248
1,430,000	5.00%, 07/1/2043, Call 01/1/2029	1,728,960
1,620,000	Texas City Industrial Development Corp., 4.13%, 12/1/2045, Call 02/4/2025	1,761,009
	Texas Municipal Gas Acquisition & Supply Corp. I
555,000	5.25%, 12/15/2025	656,996
1,920,000	6.25%, 12/15/2026	2,232,415
	Texas Private Activity Bond Surface Transportation Corp.
500,000	4.00%, 12/31/2037, Call 12/31/2029	579,391
1,110,000	5.00%, 12/31/2040, Call 12/31/2025[2]	1,246,433
4,000,000	Texas Public Finance Authority, 4.00%, 02/1/2037, Call 02/1/2029	4,703,778
1,125,000	Texas Transportation Commission, 0.00%, 08/1/2040, Call 02/1/2029	543,352
	Texas Water Development Board
1,500,000	4.00%, 10/15/2037, Call 10/15/2027	1,743,773
2,000,000	4.00%, 08/1/2038, Call 08/1/2030	2,406,084
1,550,000	4.00%, 10/15/2038, Call 10/15/2029	1,849,728

24

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$5,000,000	5.00%, 04/15/2049, Call 10/15/2028	$6,184,847
	Town of Westlake
225,000	5.50%, 09/1/2025	232,004
200,000	6.13%, 09/1/2035, Call 09/1/2025	206,456
1,200,000	Uptown Development Authority, 5.00%, 09/1/2036, Call 09/1/2026	1,363,971
		91,398,859
	UTAH — 0.4%
	Salt Lake City Corp. Airport Revenue
1,200,000	5.00%, 07/1/2026[2]	1,432,461
1,000,000	5.25%, 07/1/2048, Call 07/1/2028[2]	1,218,045
	Utah Charter School Finance Authority
1,000,000	4.50%, 07/15/2027[4]	1,075,570
500,000	5.38%, 06/15/2048, Call 06/15/2027[4]	554,280
		4,280,356
	VERMONT — 0.1%
1,400,000	Vermont Student Assistance Corp., 5.00%, 06/15/2022[2]	1,446,450

	VIRGINIA — 1.2%
715,000	Celebrate North Community Development Authority, 0.00%, 03/1/2018* [5]	429,000
1,000,000	Chesapeake Bay Bridge & Tunnel District, 5.00%, 07/1/2046, Call 07/1/2026	1,174,747
665,000	Federal Home Loan Mortgage Corporation Multifamily Variable Rate Demand Certificates, 4.15%, 04/15/2025, Call 11/5/20212 4	667,731
2,000,000	Hampton Roads Sanitation District, 5.00%, 10/1/2030, Call 10/1/2027	2,472,982
1,000,000	Hampton Roads Transportation Accountability Commission, 5.50%, 07/1/2057, Call 01/1/2028	1,220,606
	Virginia Commonwealth Transportation Board
1,000,000	5.00%, 05/15/2028, Call 11/15/2027	1,252,285
2,500,000	4.00%, 05/15/2031, Call 05/15/2026	2,845,722
	Virginia Small Business Financing Authority
130,000	5.50%, 01/1/2042, Call 07/1/2022[2]	134,577

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	VIRGINIA (Continued)
$2,000,000	5.00%, 07/1/2049, Call 01/1/2022[2]	$2,020,640
1,750,000	5.00%, 12/31/2052, Call 06/30/2027[2]	2,072,853
		14,291,143
	WASHINGTON — 3.4%
2,000,000	Clark County School District No. 114 Evergreen, School Bond Gty, 4.00%, 12/1/2034, Call 06/1/2028	2,343,184
1,500,000	County of King Sewer Revenue, 5.00%, 07/1/2047, Call 01/1/2025	1,724,100
	King County Public Hospital District No. 4
705,000	5.00%, 12/1/2038, Call 12/1/2025	727,055
1,000,000	7.00%, 12/1/2040, Call 12/1/2021	1,010,690
2,215,000	King County School District No. 210 Federal Way, School Bond Gty, 4.00%, 12/1/2033, Call 12/1/2027	2,602,278
	King County School District No. 406 Tukwila, School Bond Gty
2,190,000	4.00%, 12/1/2030, Call 06/1/2026	2,498,610
1,560,000	4.00%, 12/1/2031, Call 06/1/2026	1,777,535
105,000	Ocean Shores Local Improvement District, 7.25%, 02/1/2031	126,617
	Port of Seattle
1,500,000	5.00%, 04/1/2044, Call 04/1/2029[2]	1,802,787
2,000,000	5.00%, 08/1/2046, Call 08/1/2031[2]	2,506,859
	State of Washington
1,695,000	5.00%, 08/1/2036, Call 08/1/2029	2,151,713
2,000,000	5.00%, 08/1/2037, Call 08/1/2023	2,166,895
1,435,000	5.00%, 07/1/2039, Call 07/1/2028	1,759,409
1,000,000	5.00%, 06/1/2040, Call 06/1/2026	1,182,416
1,630,000	5.00%, 07/1/2042, Call 07/1/2029	2,029,539
1,710,000	5.00%, 07/1/2043, Call 07/1/2029	2,125,211
1,500,000	5.00%, 07/1/2044, Call 07/1/2029	1,860,483
195,000	Tacoma Consolidated Local Improvement Districts, 5.75%, 04/1/2043, Call 10/21/2021	196,068
	Washington Health Care Facilities Authority
500,000	5.00%, 08/15/2032, Call 08/15/2027	588,008
1,820,000	5.00%, 03/1/2038, Call 03/1/2025	2,056,605
500,000	5.00%, 08/1/2038, Call 08/1/2029	618,286

25

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WASHINGTON (Continued)
$2,500,000	1.16% (1-Month USD Libor+ 110 basis points), 01/1/2042, Call 01/1/2022[3]	$2,503,589
	Washington State Convention Center Public Facilities District
1,210,000	3.00%, 07/1/2043, Call 07/1/2031	1,258,140
1,550,000	3.00%, 07/1/2058, Call 07/1/2031	1,586,511
1,000,000	Yakima County School District No. 208 West Valley, School Bond Gty, 4.00%, 12/1/2034, Call 12/1/2028	1,183,890
		40,386,478
	WEST VIRGINIA — 0.2%
1,000,000	Monongalia County Commission Special District, 5.50%, 06/1/2037, Call 06/1/2027[4]	1,144,281
1,000,000	West Virginia Parkways Authority, 5.00%, 06/1/2037, Call 06/1/2028	1,233,205
		2,377,486
	WISCONSIN — 1.2%
	Public Finance Authority
170,000	5.00%, 07/1/2022[2]	174,937
780,000	4.00%, 07/1/2027, Call 07/1/2024	835,081
500,000	5.75%, 02/1/2035, Call 02/1/2025	526,799
535,000	5.00%, 07/1/2037, Call 07/1/2024	580,157
1,000,000	6.50%, 12/1/2037, Call 12/1/2027[4]	1,117,850
500,000	5.00%, 06/15/2039, Call 06/15/2026[4]	535,782
500,000	5.75%, 04/1/2042, Call 04/1/2022	510,544
1,000,000	5.00%, 07/1/2042, Call 07/1/2022[2]	1,025,258
165,000	6.00%, 07/15/2042, Call 07/15/2022	169,564
450,000	5.50%, 03/1/2045, Call 03/1/2025[4]	495,527
1,000,000	5.63%, 07/1/2045, Call 07/1/2025[4]	1,074,586
390,000	4.00%, 07/1/2046, Call 01/1/2031	444,640
345,000	6.38%, 01/1/2048, Call 01/1/2028[4]	264,038
	Public Finance Authority, ACA
7,186	0.00%, 01/1/20464 5	231
7,085	0.00%, 01/1/20474 5	219
7,034	0.00%, 01/1/20484 5	213
6,984	0.00%, 01/1/20494 5	207

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WISCONSIN (Continued)
$6,882	0.00%, 01/1/20504 5	$196
7,540	0.00%, 01/1/20514 5	211
194,116	0.00%, 07/1/20514 5	130,254
7,490	0.00%, 01/1/20524 5	201
7,388	0.00%, 01/1/20534 5	194
7,338	0.00%, 01/1/20544 5	188
7,237	0.00%, 01/1/20554 5	181
7,135	0.00%, 01/1/20564 5	175
7,085	0.00%, 01/1/20574 5	169
6,984	0.00%, 01/1/20584 5	163
6,933	0.00%, 01/1/20594 5	159
6,882	0.00%, 01/1/20604 5	153
6,781	0.00%, 01/1/20614 5	146
6,730	0.00%, 01/1/20624 5	142
6,629	0.00%, 01/1/20634 5	137
6,579	0.00%, 01/1/20644 5	133
6,528	0.00%, 01/1/20654 5	128
6,427	0.00%, 01/1/20664 5	120
83,706	0.00%, 01/1/20674 5	1,451
	University of Wisconsin Hospitals & Clinics
1,405,000	5.00%, 04/1/2038, Call 04/1/2023	1,505,617
1,000,000	5.00%, 04/1/2043, Call 10/1/2028	1,223,594
3,000,000	Village of Mount Pleasant, MORAL OBLIG, 5.00%, 04/1/2048, Call 04/1/2028	3,561,329
		14,180,674
	TOTAL MUNICIPAL BONDS
	(Cost $891,784,710)	957,910,935

Number of Shares
	COMMON STOCK — 0.1%
32,339	Energy Harbor Corp.*	1,295,177

	TOTAL COMMON STOCK
	(Cost $965,130)	1,295,177

26

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2021 (Unaudited)

Number of Shares		Value
	CLOSED-END MUTUAL FUNDS — 0.8%
18,027	BlackRock Long-Term Municipal Advantage Trust	$243,725
53,753	BlackRock MuniVest Fund, Inc.	509,041
31,817	BlackRock MuniYield Quality Fund, Inc.	515,435
72,299	BNY Mellon Municipal Income, Inc.	696,239
127,431	BNY Mellon Strategic Municipal Bond Fund, Inc.	1,016,899
30,359	BNY Mellon Strategic Municipals, Inc.	264,123
15,444	DTF Tax-Free Income, Inc.	223,166
87,593	DWS Municipal Income Trust	1,042,357
17,462	Invesco Advantage Municipal Income Trust II	217,402
17,008	Invesco Municipal Opportunity Trust	232,840
23,118	Invesco Municipal Trust	309,781
11,819	Invesco Trust for Investment Grade Municipals	161,802
8,572	Neuberger Berman Municipal Fund, Inc.	137,581
37,184	Pioneer Municipal High Income Advantage Trust	431,334
123,034	Pioneer Municipal High Income Trust	1,492,403
108,960	Western Asset Managed Municipals Fund, Inc.	1,453,527
8,866	Western Asset Municipal Partners Fund, Inc.	138,930

	TOTAL CLOSED-END MUTUAL FUNDS
	(Cost $9,139,084)	9,086,585

	OPEN-END MUTUAL FUND — 1.1%
943,021	Vanguard Intermediate-Term Tax-Exempt Fund, Admiral Class	13,871,842

	TOTAL OPEN-END MUTUAL FUND
	(Cost $13,075,408)	13,871,842

	PRIVATE FUNDS[7] — 13.8%
	MacKay Municipal Credit Opportunities Fund, LP* [8]	28,967,909
	MacKay Municipal Opportunities Fund, LP* [9]	136,348,470

	TOTAL PRIVATE FUNDS
	(Cost $127,624,953)	165,316,379

Number of Shares		Value
	SHORT-TERM INVESTMENT — 3.7%
44,523,245	JPMorgan Prime Money Market Fund - Institutional Shares, 0.05%[10]	$44,545,507

	TOTAL SHORT-TERM INVESTMENT
	(Cost $44,544,866)	44,545,507

	TOTAL INVESTMENTS — 99.2%
	(Cost $1,087,134,151)	1,192,026,425
	Other assets less liabilities — 0.8%	9,639,965

	TOTAL NET ASSETS — 100.0%	$1,201,666,390

*	Non-income producing security.
[1]	Variable rate security.
[2]	Alternative Minimum Tax eligible security.
[3]	Floating rate security.
[4]

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

[5]	Security is in default.
[6]	Rounds to less than 0.05%.
[7]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale.
[8]	The investment was acquired on 3/1/2016. The cost is $19,752,111.
[9]	The investment was acquired on 3/1/2016. The cost is $107,872,842.
[10]	The rate is the annualized seven-day yield at period end.

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AGM-CR — Assured Guaranty Municipal Custodial Receipts

AMBAC — American Municipal Bond Assurance Corporation

BAM — Build America Mutual Assurance Company

LP — Limited Partnership

NATL — National Public Finance Guarantee Corporation

NATL-RE — National Rural Utilities Cooperative Finance Corporation Reinsurance

OBLG — Obligation

PSF — Permanent School Fund Guaranteed

SAW — State Aid Withholding

SIFMA — Securities Industry and Financial Markets Association

See accompanying Notes to Financial Statements.

27

ASPIRIANT DEFENSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2021 (Unaudited)

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 54.5%
	ALTERNATIVE DIVERSIFIER — 5.1%
7,269,389	Eaton Vance Global Macro Absolute Return Advantage Fund - Class R6	$77,564,381

	CORE/ALTERNATIVE DIVERSIFIERS — 49.4%
14,682,683	GMO Benchmark-Free Allocation Fund - Class IV1	385,860,906
1,041,050	GMO Global Asset Allocation Fund - Class III	37,165,497
14,797,851	JPMorgan Global Allocation Fund - Class R6	338,870,788
		761,897,191
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $761,098,358)	839,461,572

	EXCHANGE-TRADED FUND — 14.2%
	REAL ASSET — 14.2%
6,545,433	iShares Gold Trust*	218,682,916

	TOTAL EXCHANGE-TRADED FUND
	(Cost $210,999,459)	218,682,916

	PRIVATE FUNDS[2] — 22.0%
	ALTERNATIVE DIVERSIFIERS — 14.4%
	Elliott Associates, LP - Class C* [3]	21,856,971
	Millennium International, Ltd. - Class GG* [4]	42,318,334
	Millennium International, Ltd. - Sub-Class GG-C1* [5]	37,914,768
	Water Island Merger Arbitrage Institutional Commingled Fund, LP - Class A* [6]	120,344,487
		222,434,560
	CORE DIVERSIFIER — 7.6%
	All Weather Portfolio Limited* [7]	117,281,141
		117,281,141
	TOTAL PRIVATE FUNDS
	(Cost $286,144,566)	339,715,701

Number of Shares		Value
	SHORT-TERM INVESTMENT — 8.3%
127,520,591	JPMorgan Prime Money Market Fund - Institutional Shares, 0.05%[8]	$127,584,351

	TOTAL SHORT-TERM INVESTMENT
	(Cost $127,569,357)	127,584,351

	TOTAL INVESTMENTS — 99.0%
	(Cost $1,385,811,740)	1,525,444,540
	Other assets less liabilities — 1.0%	16,178,541

	TOTAL NET ASSETS — 100.0%	$1,541,623,081

*	Non-income producing security.

[1]

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.

[2]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale.

[3]	The investment was acquired on 1/2/2020. The cost is $21,100,800.

[4]	The investment was acquired on 1/4/2021. The cost is $31,913,792.

[5]	The investment was acquired on 10/1/2020. The cost is $35,000,000.

[6]

The investment was acquired on 2/26/2018. The cost is $108,000,000. Moderately liquid investment. For redemption terms, please refer to Note to Note 2, Fair Value Measurements and Disclosures, in the Notes to Financial Statements.

[7]	The investment was acquired on 5/1/2018. The cost is $90,129,974.

[8]	The rate is the annualized seven-day yield at period end.

LP — Limited Partnership

See accompanying Notes to Financial Statements.

28

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Schedule of Investments

As of September 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 24.2%
	AUSTRALIA — 0.1%
115,342	Goodman Group - REIT	$1,774,777
1,818	Newcrest Mining Ltd.	30,138
		1,804,915
	BELGIUM — 0.2%
32,479	Colruyt S.A.	1,656,823
43,140	Proximus SADP[1]	856,091
11,339	UCB S.A.	1,269,710
		3,782,624
	BERMUDA — 0.3%
34,077	Arch Capital Group Ltd.*	1,301,060
2,589	Everest Re Group Ltd.	649,269
106,265	Hongkong Land Holdings Ltd.	507,594
17,665	IHS Markit Ltd.	2,060,092
10,000	Jardine Matheson Holdings Ltd.	528,583
7,321	RenaissanceRe Holdings Ltd.	1,020,547
		6,067,145
	BRAZIL — 0.1%
116,071	Telefonica Brasil S.A. - ADR[1]	900,711

	CANADA — 0.2%
4,984	Agnico Eagle Mines Ltd.	258,420
10,151	Bank of Nova Scotia	624,591
21,616	Franco-Nevada Corp.	2,808,135
4,459	Toronto-Dominion Bank	294,963
		3,986,109
	CAYMAN ISLANDS — 0.4%
6,089	Alibaba Group Holding Ltd. - ADR*	901,476
101,110	ANTA Sports Products Ltd.	1,909,309
3,867	Autohome, Inc. - ADR	181,478
2,291	Baidu, Inc. - ADR*	352,241
28,500	CK Hutchison Holdings Ltd.	190,127
110,123	ENN Energy Holdings Ltd.	1,816,312
82,000	Haitian International Holdings Ltd.[1]	254,418
215,500	Kingboard Holdings Ltd.	975,261
3,466	Noah Holdings Ltd. - ADR* [1]	128,693
4,040	Tencent Holdings Ltd. - ADR	241,471
84,000	Tingyi Cayman Islands Holding Corp.	156,182
8,463	Vipshop Holdings Ltd. - ADR*	94,278
		7,201,246
	CHILE — 0.0%[2]
42,388	Enel Americas S.A. - ADR[1]	247,970

Number of Shares		Value
	COMMON STOCKS (Continued)
	CHINA — 0.4%
58,000	Anhui Conch Cement Co., Ltd. - Class H	$313,284
29,831	China Construction Bank Corp. - ADR	424,793
175,500	China Merchants Bank Co., Ltd. - Class H	1,396,655
881,000	China Shenhua Energy Co., Ltd.	2,052,244
196,000	Dongfeng Motor Group Co., Ltd.	174,538
22,000	Fuyao Glass Industry Group Co., Ltd.	117,017
2,338,000	Industrial & Commercial Bank of China Ltd. - Class H	1,296,010
43,200	Legend Holdings Corp. - Class H3	83,396
34,100	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	2,035,539
		7,893,476
	DENMARK — 0.5%
9,221	Coloplast A/S - Class B	1,441,819
5,130	Demant A/S*	258,507
8,603	DSV PANALPINA A/S	2,059,248
35,408	Novo Nordisk A/S - ADR	3,399,522
1,949	Novozymes A/S	133,606
7,059	Pandora A/S	856,961
		8,149,663
	FINLAND — 0.1%
7,117	Elisa OYJ	442,207
7,026	Kone Oyj - Class B	493,565
3,520	UPM-Kymmene Oyj	124,588
		1,060,360
	FRANCE — 0.7%
56,845	Bureau Veritas S.A.	1,754,309
18,103	Cie Generale des Etablissements Michelin	2,775,923
4,337	Edenred	233,471
605	Hermes International	834,739
4,598	L’Oreal S.A.	1,902,671
255	Pernod Ricard S.A.	56,218
17,264	Safran S.A.	2,183,562
11,871	Schneider Electric S.E.	1,977,163
		11,718,056
	GERMANY — 0.1%
4,820	Muenchener Rueckversicherungs-Gesellschaft A.G.	1,315,230

29

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	GUERNSEY — 0.2%
44,301	Amdocs Ltd.	$3,354,029

	HONG KONG — 0.7%
41,846	BOC Hong Kong Holdings Ltd.	126,100
382,000	China Merchants Port Holdings Co., Ltd.	653,226
104,000	CLP Holdings Ltd.	1,001,356
2,177	Hang Lung Properties Ltd. - ADR	24,840
44,210	Hang Seng Bank Ltd.	757,265
142,000	Henderson Land Development Co., Ltd.	542,215
888,000	HKT Trust and HKT Ltd.[4]	1,214,174
37,000	Hong Kong Exchanges & Clearing Ltd.	2,273,669
13,500	Link REIT	115,605
155,058	MTR Corp. Ltd.	834,510
176,500	Power Assets Holdings Ltd.	1,034,660
228,500	Sun Art Retail Group Ltd.[1]	105,658
185,000	Sun Hung Kai Properties Ltd.	2,309,973
284,400	Swire Properties Ltd.	710,494
		11,703,745
	INDIA — 0.3%
16,368	Dr Reddy’s Laboratories Ltd. - ADR	1,066,212
183,781	Infosys Ltd. - ADR	4,089,127
		5,155,339
	IRELAND — 0.8%
12,912	Accenture PLC - Class A	4,130,807
8,954	Aon PLC - Class A	2,558,785
10,435	Flutter Entertainment PLC*	2,052,528
8,546	ICON PLC*	2,239,223
33,726	Johnson Controls International PLC	2,296,066
1,301	Linde PLC	381,687
		13,659,096
	ISRAEL — 0.2%
2,891	Check Point Software Technologies Ltd.*	326,799
2,131	Elbit Systems Ltd.	308,654
8,283	Nice Ltd. - ADR* [1]	2,352,703
		2,988,156
	ITALY — 0.1%
28,198	Moncler S.p.A.	1,719,813

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN — 1.8%
1,400	Bandai Namco Holdings, Inc.	$105,249
18,500	Bridgestone Corp.	875,257
14,700	Denso Corp.	959,871
15,871	FUJIFILM Holdings Corp.	1,370,457
3,700	Hamamatsu Photonics KK	228,877
3,800	Hirose Electric Co., Ltd.	631,508
13,000	Hoya Corp.	2,028,245
16,800	Iida Group Holdings Co., Ltd.	432,125
10,000	Itochu Corp.	291,260
2,800	Itochu Techno-Solutions Corp.	90,929
131,138	Japan Post Bank Co., Ltd.	1,124,835
9,959	Japan Tobacco, Inc.	195,139
91,787	KDDI Corp.	3,021,914
200	Keyence Corp.	119,374
8,800	Kyocera Corp.	550,099
8,000	Kyowa Kirin Co., Ltd.	288,402
3,800	Lawson, Inc.	186,665
5,000	Makita Corp.	274,913
14,878	Mitsubishi UFJ Financial Group, Inc.	87,949
53,680	Mizuho Financial Group, Inc.	759,420
5,400	Murata Manufacturing Co., Ltd.	477,643
138,000	Nippon Steel Corp.	2,482,065
82,300	Nippon Telegraph & Telephone Corp.	2,280,465
66,948	Nippon Telegraph & Telephone Corp. - ADR[1]	1,858,477
5,800	Nissin Foods Holdings Co., Ltd.	465,419
1,750	Nitori Holdings Co., Ltd.	344,876
1,700	Nomura Research Institute Ltd.	62,486
3,200	Oracle Corp. Japan	281,108
14,266	Otsuka Holdings Co., Ltd.	610,053
38,000	Recruit Holdings Co., Ltd.	2,322,783
8,669	Secom Co., Ltd.	627,012
40,000	Sekisui House Ltd.	837,638
1,000	Shimano, Inc.	292,187
34	Shin-Etsu Chemical Co., Ltd.	5,738
44,000	Shizuoka Bank Ltd.	361,512
20,051	Softbank Corp.	271,988
58,100	Sumitomo Electric Industries Ltd.	772,595
23,700	Sumitomo Mitsui Financial Group, Inc.	833,751
11,000	Toyo Suisan Kaisha Ltd.	487,077
35,030	Toyota Motor Corp.	624,143

30

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
14,500	Trend Micro, Inc.	$807,478
3,200	Yakult Honsha Co., Ltd.	161,987
		30,890,969
	LUXEMBOURG — 0.1%
238,668	B&M European Value Retail S.A.	1,893,452

	NETHERLANDS — 0.6%
19,819	Airbus S.E.*	2,627,522
3,627	ASML Holding N.V.	2,709,581
1,186	Ferrari N.V.	248,017
118,974	Koninklijke Ahold Delhaize N.V.	3,961,613
14,012	Koninklijke Ahold Delhaize N.V. - ADR	466,039
		10,012,772
	NEW ZEALAND — 0.0%[2]
174,948	Spark New Zealand Ltd.	575,557

	NORWAY — 0.0%[2]
3,840	Yara International A.S.A.	190,219

	PHILIPPINES — 0.0%[2]
5,236	PLDT, Inc. - ADR[1]	170,537

	SINGAPORE — 0.1%
12,622	DBS Group Holdings Ltd.	279,686
6,072	DBS Group Holdings Ltd. - ADR[1]	538,586
32,000	Oversea-Chinese Banking Corp. Ltd.	269,464
76,000	United Overseas Bank Ltd.	1,437,736
		2,525,472
	SOUTH KOREA — 0.0%[2]
11,178	POSCO - ADR	770,947
4,334	Woori Financial Group, Inc. - ADR[1]	125,252
		896,199
	SPAIN — 0.1%
42,502	Cellnex Telecom S.A.[3]	2,621,662

	SWEDEN — 0.2%
5,731	Industrivarden A.B. - A Shares	183,087
4,787	L E Lundbergforetagen A.B. - B Shares	262,702
74,841	Sandvik A.B.	1,709,841

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWEDEN (Continued)
84,075	Volvo A.B. - B Shares	$1,877,099
		4,032,729
	SWITZERLAND — 1.2%
880	Alcon, Inc.[1]	70,814
16	Chocoladefabriken Lindt & Spruengli A.G.	178,894
1,365	EMS-Chemie Holding A.G.	1,289,683
6,065	Garmin Ltd.	942,865
27,769	Julius Baer Group Ltd.	1,844,964
6,069	Kuehne + Nagel International A.G.	2,071,964
7,031	Logitech International S.A.[1]	619,783
7,504	Nestle S.A. - ADR	902,056
4,401	Novartis A.G. - ADR	359,914
1,787	Partners Group Holding A.G.	2,788,863
4,705	Roche Holding A.G.	1,717,184
14,816	Roche Holding A.G. - ADR	673,683
4,173	Schindler Holding A.G.	1,075,073
6,279	Sonova Holding A.G.	2,372,886
1,137	Swatch Group A.G.	296,622
6,028	Swisscom A.G.	3,468,999
227	Zurich Insurance Group A.G.	92,825
2,010	Zurich Insurance Group A.G. - ADR[1]	82,530
		20,849,602
	TAIWAN — 0.9%
100,440	Chunghwa Telecom Co., Ltd. - ADR[1]	3,946,288
59,000	MediaTek, Inc.	1,899,062
10,000	Taiwan Semiconductor Manufacturing Co., Ltd.	206,821
86,663	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	9,675,924
66,650	United Microelectronics Corp. - ADR[1]	761,809
		16,489,904
	TURKEY — 0.0%[2]
18,170	Turkcell Iletisim Hizmetleri AS - ADR[1]	79,040

	UNITED KINGDOM — 0.2%
1	AstraZeneca PLC - ADR	60
42,975	Berkeley Group Holdings PLC	2,509,555
5,848	Burberry Group PLC	142,321
51,795	J Sainsbury PLC	198,519
5,302	RELX PLC	152,625

31

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
163,166	Wm Morrison Supermarkets PLC	$647,458
		3,650,538
	UNITED STATES — 13.6%
1,027	Abbott Laboratories	121,319
7,934	Activision Blizzard, Inc.	614,012
6,887	Adobe, Inc.*	3,964,984
7,272	Adtalem Global Education, Inc.*	274,954
12,168	Aflac, Inc.	634,318
3,277	Align Technology, Inc.*	2,180,614
796	Allstate Corp.	101,339
2,526	Alphabet, Inc. - Class A*	6,753,312
2,796	Alphabet, Inc. - Class C*	7,452,207
3,145	Amazon.com, Inc.*	10,331,451
540	AMERCO[1]	348,856
7,842	American Electric Power Co., Inc.	636,614
12,970	American Express Co.	2,172,864
2,948	American National Group, Inc.[1]	557,260
11,822	Analog Devices, Inc.[1]	1,979,949
13,790	Anthem, Inc.	5,140,912
56,105	Apple, Inc.	7,938,857
2,553	AptarGroup, Inc.	304,701
35,294	Ares Management Corp. - Class A	2,605,756
417	Atmos Energy Corp.	36,779
18,892	Avangrid, Inc.[1]	918,151
12,247	BancorpSouth Bank	364,716
6,902	Baxter International, Inc.	555,128
1,202	Becton, Dickinson and Co.	295,476
6,516	Berkshire Hathaway, Inc.*	1,778,477
1,298	Biogen, Inc.*	367,321
1,736	Bio-Rad Laboratories, Inc. - Class A*	1,294,969
2,381	BlackRock, Inc.	1,996,849
24,716	Blackstone Group, Inc. - Class A	2,875,459
44,814	Boston Scientific Corp.*	1,944,479
1,138	CBOE Global Markets, Inc.	140,953
21,514	CBRE Group, Inc. - Class A*	2,094,603
10,450	CDW Corp.	1,902,109
51,584	Cerner Corp.	3,637,704
29,094	Charles Schwab Corp.	2,119,207
3,405	Charter Communications, Inc. - Class A* [1]	2,477,342
2,871	Chemed Corp.	1,335,360

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
5,174	Church & Dwight Co., Inc.	$427,217
66,193	Ciena Corp.*	3,399,011
70,799	Cisco Systems, Inc.	3,853,590
720	CME Group, Inc.	139,234
5,859	CNX Resources Corp.*	73,941
2,337	Coca-Cola Co.	122,622
7,420	Cognizant Technology Solutions Corp. - Class A	550,638
20,267	Comcast Corp. - Class A	1,133,533
3,107	Consolidated Edison, Inc.	225,537
7,330	Corteva, Inc.	308,446
4,979	Costco Wholesale Corp.	2,237,314
8,322	Danaher Corp.	2,533,550
24,020	Dolby Laboratories, Inc. - Class A	2,113,760
883	DT Midstream, Inc.	40,830
1,766	DTE Energy Co.	197,280
2,136	Duke Energy Corp.	208,452
12,089	Electronic Arts, Inc.	1,719,660
20,459	Eli Lilly & Co.	4,727,052
9,381	Exelon Corp.	453,478
4,786	Expeditors International of Washington, Inc.	570,156
22,392	Facebook, Inc. - Class A*	7,599,621
2,414	Fastenal Co.[1]	124,587
5,145	First Financial Bankshares, Inc.	236,413
2,407	First Financial Corp.	101,214
22,256	Flowers Foods, Inc.	525,909
18,955	Fortune Brands Home & Security, Inc.	1,694,956
3,929	Fox Corp.	157,592
8,063	Gartner, Inc.*	2,450,184
4,590	Gilead Sciences, Inc.	320,611
3,200	Graco, Inc.	223,904
217	Graham Holdings Co. - Class B	127,848
1,500	Grand Canyon Education, Inc.* [1]	131,940
1,395	Hanover Insurance Group, Inc.	180,820
2,212	Home Depot, Inc.	726,111
76,837	Hormel Foods Corp.[1]	3,150,317
2,122	Humana, Inc.	825,776
580	IDEX Corp.	120,031
76,191	Intel Corp.	4,059,456
4,656	Intuit, Inc.	2,511,959
2,574	Jack Henry & Associates, Inc.	422,290

32

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
21,650	JM Smucker Co.	$2,598,649
20,849	Johnson & Johnson	3,367,113
19,664	JPMorgan Chase & Co.	3,218,800
5,122	Juniper Networks, Inc.	140,957
6,826	KLA Corp.	2,283,365
11,342	Knight-Swift Transportation Holdings, Inc.[1]	580,143
19,234	Kroger Co.	777,631
6,463	Lancaster Colony Corp.	1,091,019
929	Landstar System, Inc.	146,615
19,639	Lennar Corp. - Class A1	1,839,782
12,900	LPL Financial Holdings, Inc.	2,022,204
602	MarketAxess Holdings, Inc.	253,255
38,885	Marvell Technology, Inc.	2,345,154
7,604	Mastercard, Inc. - Class A	2,643,759
2,054	MAXIMUS, Inc.	170,893
842	McCormick & Co., Inc.	68,227
7,071	McDonald’s Corp.	1,704,889
5,099	Medpace Holdings, Inc.*	965,139
8,947	Merck & Co., Inc.	672,009
50,156	Microsoft Corp.	14,139,980
209	Moderna, Inc.*	80,436
22,850	Monster Beverage Corp.*	2,029,765
23,408	Morgan Stanley	2,277,832
1,078	Morningstar, Inc.	279,234
2,858	Motorola Solutions, Inc.	663,971
3,609	MSCI, Inc.	2,195,499
1,128	National HealthCare Corp.	78,937
789	Netflix, Inc.*	481,558
5,744	New York Times Co. - Class A	283,007
800	NewMarket Corp.	271,016
20,836	Newmont Corp.	1,131,395
844	NextEra Energy, Inc.	66,271
1,378	NIKE, Inc. - Class B	200,127
3,604	NVIDIA Corp.	746,605
442	NVR, Inc.* [1]	2,118,983
1,256	Old Dominion Freight Line, Inc.	359,191
318	ONE Gas, Inc.	20,152
894	Organon & Co.	29,314
10,770	PayPal Holdings, Inc.*	2,802,462
6,841	PepsiCo, Inc.	1,028,955

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
61,378	Pfizer, Inc.	$2,639,868
14,475	Pinnacle West Capital Corp.	1,047,411
16,059	Procter & Gamble Co.	2,245,048
1,748	Prosperity Bancshares, Inc.	124,335
28,827	Public Service Enterprise Group, Inc.	1,755,564
1,306	Public Storage - REIT	388,013
456	Regeneron Pharmaceuticals, Inc.*	275,962
10,706	Republic Services, Inc.	1,285,362
2,143	ResMed, Inc.	564,788
3,545	Royal Gold, Inc.	338,512
5,425	S&P Global, Inc.[1]	2,305,028
11,677	salesforce.com, Inc.*	3,167,036
68,679	Schneider National, Inc. - Class B	1,561,760
38	Seaboard Corp.	155,800
1,170	Skyworks Solutions, Inc.	192,793
509	Snowflake, Inc. - Class A*	153,937
2,033	Southern Copper Corp.	114,133
5,344	Stryker Corp.	1,409,320
7,363	Synopsys, Inc.*	2,204,556
1,252	T. Rowe Price Group, Inc.	246,268
367	Take-Two Interactive Software, Inc.*	56,544
3,226	Target Corp.	738,012
1,641	Tesla, Inc.*	1,272,563
14,294	Texas Instruments, Inc.	2,747,450
8,011	TFS Financial Corp.	152,690
10,664	TJX Cos., Inc.	703,611
9,514	Tootsie Roll Industries, Inc.[1]	289,511
5,041	Tradeweb Markets, Inc. - Class A	407,212
15,973	TransUnion	1,793,928
31,419	Trustmark Corp.	1,012,320
940	Tyler Technologies, Inc.*	431,131
651	United Therapeutics Corp.*	120,162
6,975	UnitedHealth Group, Inc.	2,725,411
17,262	Visa, Inc. - Class A1	3,845,110
33,377	Walmart, Inc.	4,652,086
4,777	Walt Disney Co.*	808,125
1,493	Watsco, Inc.	395,078
2,132	WEC Energy Group, Inc.	188,042
13,903	Wells Fargo & Co.	645,238
38,021	Werner Enterprises, Inc.	1,683,190
10,910	Yum China Holdings, Inc.[1]	633,980

33

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
10,229	Zoetis, Inc.	$1,985,858
710	Zoom Video Communications, Inc. - Class A*	185,665
		238,798,905
	TOTAL COMMON STOCKS
	(Cost $305,906,110)	426,385,240

	EXCHANGE-TRADED FUND — 9.8%
1,682,116	iShares Edge MSCI Min Vol Global ETF[1]	172,803,776

	TOTAL EXCHANGE-TRADED FUND
	(Cost $143,995,252)	172,803,776

	OPEN-END MUTUAL FUNDS — 45.1%
2,995,280	AQR Large Cap Defensive Style Fund - Class R6	88,570,427
3,614,229	Baillie Gifford Emerging Markets Equities Fund - Class K	92,704,959
4,561,530	GMO Emerging Markets Fund - Class VI	161,615,021
15,480,458	GMO Quality Fund - Class VI5 [6]	450,945,748

	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $617,083,629)	793,836,155

	PREFERRED STOCK — 0.0%[2]
	GERMANY — 0.0%[2]
1,239	Porsche Automobil Holding S.E.	122,525

	TOTAL PREFERRED STOCK
	(Cost $56,591)	122,525

	PRIVATE FUNDS7 — 13.5%
	Bridgewater All Weather China, Ltd.* [8]	52,950,020
	GMO Equity Dislocation Fund, LP* [9]	37,007,648
	RIEF Strategic Partners Fund LLC* [10]	147,578,550

	TOTAL PRIVATE FUNDS
	(Cost $242,000,000)	237,536,218

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 7.4%
	COLLATERAL INVESTMENTS FOR SECURITIES ON LOAN — 0.6%
	Collateral Investments[11]	$10,338,929

	MONEY MARKET FUND — 6.8%
120,952,335	JPMorgan Prime Money Market Fund - Institutional Shares, 0.05%[12]	121,012,811

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $131,301,303)	131,351,740

	TOTAL INVESTMENTS — 100.0%
	(Cost $1,440,342,885)	1,762,035,654
	Liabilities in excess of other assets — (0.0)%[2]	(375,395)

	TOTAL NET ASSETS — 100.0%	$1,761,660,259

*	Non-income producing security.
[1]	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers. At period end, the aggregate market value of these securities was $24,434,568.
[2]	Rounds to less than 0.05%.
[3]

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

[4]	Comprised of securities in separate entities or units of stapled securities that must be traded together.
[5]

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.

[6]	Global equity fund.
[7]	The Private Funds are generally offered in private placement transactions and a such are often illiquid and generally restricted as to resale.
[8]	The investment was acquired on 3/1/2021. The cost is $50,000,000.
[9]	The investment was acquired on 3/15/2021. The cost is $38,000,000.
[10]	The investment was acquired on 7/2/2018. The cost is $154,000,000.
[11]	Please refer to Note 2, Securities Lending, in the Notes to Financial Statements.
[12]	The rate is the annualized seven-day yield at period end.

34

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2021 (Unaudited)

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements.

35

ASPIRIANT TRUST

Statements of Assets and Liabilities

As of September 30, 2021 (Unaudited)

	Risk-Managed Taxable Bond Fund	Risk-Managed Municipal Bond Fund	Defensive Allocation Fund	Risk-Managed Equity Allocation Fund
ASSETS:
Investments, at value (cost $210,733,633, $1,087,134,151, $1,385,811,740 and $1,440,342,885, respectively)	$213,806,247	$1,192,026,425	$1,525,444,540	$1,762,035,654
Cash	—	999,381	—	177,541
Foreign currency, at value (cost $0, $0, $0 and $71,445, respectively)	—	—	—	71,025
Receivables:
Investments sold	—	577,110	—	312,239
Investments purchased in advance	—	—	15,000,000	7,000,000
Fund shares sold	135	1,953,455	1,604,652	2,442,593
Dividends and interest	330	12,253,068	5,335	982,608
Other receivables	—	—	—	3,487
Other prepaid expenses	11,498	19,579	14,274	22,129
Total assets	213,818,210	1,207,829,018	1,542,068,801	1,773,047,276

LIABILITIES:
Payables:
Investments purchased	—	5,430,008	—	320,003
Securities lending collateral	—	—	—	10,338,929
Fund shares redeemed	—	222,653	58,289	86,474
Due to Adviser	14,179	208,822	127,256	235,747
Accrued fund accounting fees	25,455	152,987	130,361	172,299
Accrued fund administration fees	8,100	45,717	58,305	68,140
Accrued transfer agent fees and expenses	5,958	5,971	6,183	6,243
Accrued Trustees’ fees	5,924	5,924	5,924	5,924
Accrued administrative servicing fees	5,314	29,452	12,582	59,063
Accrued custody fees	2,751	12,676	7,604	26,559
Accrued Chief Compliance Officer fees	1,271	1,271	1,271	1,271
Accrued other expenses	32,666	47,147	37,945	66,365
Total liabilities	101,618	6,162,628	445,720	11,387,017

NET ASSETS	$213,716,592	$1,201,666,390	$1,541,623,081	$1,761,660,259

NET ASSETS CONSIST OF:
Paid-in capital (unlimited shares authorized, no par value)	$207,108,568	$1,126,402,971	$1,446,452,687	$1,399,554,238
Total distributable earnings (losses)	6,608,024	75,263,419	95,170,394	362,106,021
NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$213,716,592	$1,201,666,390	$1,541,623,081	$1,761,660,259

SHARES ISSUED AND OUTSTANDING	21,084,766	114,589,948	139,177,624	117,320,950	^
NET ASSET VALUE PER SHARE	$10.14	$10.49	$11.08	$15.02	^

^	Advisor Shares

See accompanying Notes to Financial Statements.

36

ASPIRIANT TRUST

Statements of Operations

As of September 30, 2021 (Unaudited)

	Risk-Managed Taxable Bond Fund	Risk-Managed Municipal Bond Fund	Defensive Allocation Fund	Risk-Managed Equity Allocation Fund
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $0, $0, $0 and $303,354, respectively)	$2,384,868	$346,387	$2,959,699	$7,177,664
Interest	731	15,599,284	25,565	28,872
Securities lending income	—	—	—	48,972
Total investment income	2,385,599	15,945,671	2,985,264	7,255,508

EXPENSES:
Advisory fees	267,409	1,632,656	763,535	2,113,584
Administrative services fees	106,963	604,678	763,535	880,657
Fund accounting fees	33,803	177,190	154,134	211,860
Trustees’ fees and expenses	31,268	31,268	31,268	31,268
Fund administration fees	24,258	137,232	173,067	199,607
Legal fees	20,716	20,039	18,430	22,036
Transfer agent fees and expenses	17,890	17,945	18,665	18,818
Registration fees	13,595	14,752	18,639	20,224
Audit fees	13,400	24,771	13,694	32,163
Chief Compliance Officer fees	7,521	7,521	7,521	7,521
Insurance fees	6,820	6,820	6,820	6,820
Regulatory services	5,164	6,668	5,164	5,716
Custody fees	3,965	13,705	8,668	39,757
Shareholder reporting fees	978	2,340	3,572	4,235
Other expenses	4,790	6,611	6,302	20,885
Total expenses	558,540	2,704,196	1,993,014	3,615,151
Less: Advisory fees waived	(181,837)	(362,803)	—	(704,412)
Less: Administrative services fees waived	(74,874)	(423,277)	(687,201)	(528,388)
Net expenses	301,829	1,918,116	1,305,813	2,382,351
Net investment income	2,083,770	14,027,555	1,679,451	4,873,157

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(270,830)	475,435	5,645,479	3,157,463
Foreign currency translations	—	—	—	(26,668)
Capital gain distributions	293,203	—	1,003,430	7,725,223
Total net realized gain	22,373	475,435	6,648,909	10,856,018
Net change in unrealized appreciation on:
Investments	2,204,499	8,368,129	18,535,469	59,787,669
Foreign currency translations	—	—	—	944
Total net change in unrealized appreciation	2,204,499	8,368,129	18,535,469	59,788,613
Net realized and unrealized gain	2,226,872	8,843,564	25,184,378	70,644,631
Net Increase in Net Assets from Operations	$4,310,642	$22,871,119	$26,863,829	$75,517,788

See accompanying Notes to Financial Statements.

37

ASPIRIANT TRUST

Statements of Changes in Net Assets

	Risk-Managed Taxable Bond Fund		Risk-Managed Municipal Bond Fund
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
CHANGES IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$2,083,770	$6,293,475	$14,027,555	$33,556,811
Net realized gain on investments	22,373	9,612,814	475,435	20,883,973
Net change in unrealized appreciation (depreciation) on investments	2,204,499	(1,908,829)	8,368,129	42,852,596
Change in net assets resulting from operations	4,310,642	13,997,460	22,871,119	97,293,380

DISTRIBUTIONS TO SHAREHOLDERS:
Change in net assets resulting from distributions to shareholders	(2,649,584)	(12,279,710)	(19,631,042)	(46,555,374)

CAPITAL SHARE TRANSACTIONS:
Shares sold	17,213,514	64,384,129	102,832,194	165,650,016
Shares issued for reinvestment of distributions	2,474,832	11,394,860	18,883,232	44,977,690
Shares redeemed	(21,181,786)	(140,692,021)	(94,494,031)	(580,871,821)
Change in net assets resulting from capital stock transactions	(1,493,440)	(64,913,032)	27,221,395	(370,244,115)

Change in net assets	$167,618	$(63,195,282)	$30,461,472	$(319,506,109)

NET ASSETS:
Beginning of period	213,548,974	276,744,256	1,171,204,918	1,490,711,027
End of period	$213,716,592	$213,548,974	$1,201,666,390	$1,171,204,918

TRANSACTIONS IN SHARES:
Shares sold	1,684,813	6,182,109	9,694,342	16,097,863
Shares issued for reinvestment of distributions	243,718	1,099,460	1,792,590	4,333,526
Shares redeemed	(2,077,266)	(13,369,599)	(8,909,110)	(55,852,517)
Change in shares outstanding	(148,735)	(6,088,030)	2,577,822	(35,421,128)

See accompanying Notes to Financial Statements.

38

ASPIRIANT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Defensive Allocation Fund		Risk-Managed Equity Allocation Fund
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
CHANGES IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$1,679,451	$18,517,124	$4,873,157	$18,352,623
Net realized gain on investments and foreign currency	6,648,909	1,816,998	10,856,018	28,101,621
Net change in unrealized appreciation on investments and foreign currency	18,535,469	203,666,111	59,788,613	288,475,697
Change in net assets resulting from operations	26,863,829	224,000,233	75,517,788	334,929,941

DISTRIBUTIONS TO SHAREHOLDERS:
Change in net assets resulting from distributions to shareholders	—	(31,640,932)	—	(24,948,283)

CAPITAL SHARE TRANSACTIONS:
Shares sold	114,669,689	279,246,834	112,553,510	444,644,622
Shares issued for reinvestment of distributions	—	29,917,024	—	23,222,461
Shares redeemed	(44,838,278)	(273,802,913)	(54,727,997)	(197,373,488)
Change in net assets resulting from capital stock transactions	69,831,411	35,360,945	57,825,513	270,493,595

Change in net assets	$96,695,240	$227,720,246	$133,343,301	$580,475,253

NET ASSETS:
Beginning of period	1,444,927,841	1,217,207,595	1,628,316,958	1,047,841,705
End of period	$1,541,623,081	$1,444,927,841	$1,761,660,259	$1,628,316,958

TRANSACTIONS IN SHARES^:
Shares sold	10,269,353	26,933,514	7,441,539	34,402,646
Shares issued for reinvestment of distributions	—	2,764,974	—	1,676,712
Shares redeemed	(4,014,518)	(26,598,779)	(3,609,756)	(15,310,852)
Change in shares outstanding	6,254,835	3,099,709	3,831,783	20,768,506

^	Represents Advisor Shares transactions for Aspiriant Risk-Managed Equity Allocation Fund.

See accompanying Notes to Financial Statements.

39

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

Financial Highlights

Per share income and capital changes for a share outstanding throughout each period.

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021	One Month Period Ended March 31, 2020[1]	Year Ended February 29, 2020	Period Ended February 28, 2019[2]
Net asset value, beginning of period	$10.06	$10.13	$10.53	$9.99	$10.00

Income from Investment Operations:
Net investment income	0.10	0.26	0.03	0.33	0.26
Net realized and unrealized gain (loss) on investments	0.11	0.21	(0.35)	0.56	(0.05)
Total from investment operations	0.21	0.47	(0.32)	0.89	0.21

Less Distributions:
From net investment income	(0.13)	(0.47)	(0.08)	(0.35)	(0.22)
From net realized gain	—	(0.07)	—	—	—
Total distributions	(0.13)	(0.54)	(0.08)	(0.35)	(0.22)

Net assets value, end of period	$10.14	$10.06	$10.13	$10.53	$9.99

Total return	2.06%[3]	4.58%	(3.06)%[3]	9.02%	2.16%[3]

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$213,717	$213,549	$276,744	$300,398	$206,356
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver	0.52%[4]	0.50%	0.58%[4]	0.51%	0.60%[4]
Expense waiver	(0.24)%[4]	(0.24)%	(0.24)%[4]	(0.24)%	(0.24)%[4]
Total expenses after expense waiver	0.28%[4]	0.26%	0.34%[4]	0.27%	0.36%[4]
Net investment income	1.95%[4]	2.35%	2.87%[4]	3.33%	3.46%[4]
Portfolio turnover rate	23%[3]	20%	5%[3]	4%	0%[3]

[1]	Effective March 1, 2020, the fiscal year end changed from February 28 to March 31.

[2]	Commenced operations as of the close of business on March 29, 2018.

[3]	Not annualized.

[4]	Annualized.

See accompanying Notes to Financial Statements.

40

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021	One Month Period Ended March 31, 2020[1]	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 28, 2018	Year Ended February 28, 2017
Net asset value, beginning of period	$10.46	$10.11	$10.68	$10.07	$10.03	$10.00	$10.23

Income from Investment Operations:
Net investment income	0.13	0.20	0.02	0.27	0.30	0.28	0.28
Net realized and unrealized gain (loss) on investments	0.07	0.51	(0.50)	0.70	0.06	0.05	(0.22)
Total from investment operations	0.20	0.71	(0.48)	0.97	0.36	0.33	0.06

Less Distributions:
From net investment income	(0.17)	(0.36)	(0.09)	(0.36)	(0.32)	(0.30)	(0.28)
From net realized gain	—	—	—	—	—	(0.00)[2]	(0.01)
Total distributions	(0.17)	(0.36)	(0.09)	(0.36)	(0.32)	(0.30)	(0.29)

Net assets value, end of period	$10.49	$10.46	$10.11	$10.68	$10.07	$10.03	$10.00

Total return	1.94%[3]	7.10%	(4.55)%[3]	9.79%	3.71%	3.35%	0.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,201,666	$1,171,205	$1,490,711	$1,626,461	$1,429,178	$1,250,837	$982,429
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver	0.45%[4]	0.45%	0.47%[4]	0.45%	0.46%	0.46%	0.51%
Expense waiver	(0.13)%[4]	(0.13)%	(0.13)%[4]	(0.13)%	(0.12)%	(0.11)%	(0.07)%
Total expenses after expense waiver	0.32%[4]	0.32%	0.34%[4]	0.32%	0.34%	0.35%	0.44%
Net investment income	2.32%[4]	2.40%	2.37%[4]	2.55%	2.96%	2.80%	2.85%
Portfolio turnover rate	2%[3]	16%	6%[3]	24%	16%	28%	20%

[1]	Effective March 1, 2020, the fiscal year end changed from February 28 to March 31.

[2]	Rounds to less than 0.005.

[3]	Not annualized.

[4]	Annualized.

See accompanying Notes to Financial Statements.

41

ASPIRIANT DEFENSIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021	One Month Period Ended March 31, 2020[1]	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 28, 2018	Year Ended February 28, 2017
Net asset value, beginning of period	$10.87	$9.38	$10.23	$10.24	$10.82	$10.29	$9.77

Income from Investment Operations:
Net investment income	0.02	0.15	0.00 [2]	0.22	0.21	0.15	0.11
Net realized and unrealized gain (loss) on investments	0.19	1.59	(0.85)	0.17	(0.39)	0.61	0.53
Total from investment operations	0.21	1.74	(0.85)	0.39	(0.18)	0.76	0.64

Less Distributions:
From net investment income	—	(0.25)	—	(0.40)	(0.22)	(0.16)	(0.12)
From net realized gain	—	—	—	—	(0.18)	(0.07)	(0.00)[2]
Total distributions	—	(0.25)	—	(0.40)	(0.40)	(0.23)	(0.12)

Net assets value, end of period	$11.08	$10.87	$9.38	$10.23	$10.24	$10.82	$10.29

Total return	1.93%[3]	18.52%	(8.31)%[3]	3.69%	(1.46)%	7.44%	6.54%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,541,623	$1,444,928	$1,217,208	$1,344,079	$1,239,786	$1,123,832	$567,711
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver	0.26%[4]	0.27%	0.29%[4]	0.27%	0.28%	0.30%	0.35%
Expense waiver	(0.09)%[4]	(0.09)%	(0.09)%[4]	(0.09)%	(0.09)%	(0.08)%	(0.07)%
Total expenses after expense waiver	0.17%[4]	0.18%	0.20%[4]	0.18%	0.19%	0.22%	0.28%
Net investment income	0.22%[4]	1.36%	0.69%[4]	2.13%	1.88%	1.63%	1.55%
Portfolio turnover rate	5%[3]	4%	3%[3]	10%	29%	37%	16%

[1]	Effective March 1, 2020, the fiscal year end changed from February 28 to March 31.

[2]	Rounds to less than 0.005.

[3]	Not annualized.

[4]	Annualized.

See accompanying Notes to Financial Statements.

42

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

FINANCIAL HIGHLIGHTS - ADVISOR SHARES

Per share income and capital changes for a share outstanding throughout each period.

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021	One Month Period Ended March 31, 2020[1]	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 28, 2018	Year Ended February 28, 2017
Net asset value, beginning of period	$14.35	$11.30	$12.58	$13.02	$13.27	$11.77	$10.50

Income from Investment Operations:
Net investment income	0.04	0.17	0.01	0.25	0.26	0.25	0.19
Net realized and unrealized gain (loss) on investments and foreign currency	0.63	3.11	(1.29)	(0.05)	0.08	1.61	1.34
Total from investment operations	0.67	3.28	(1.28)	0.20	0.34	1.86	1.53

Less Distributions:
From net investment income	—	(0.10)	—	(0.30)	(0.26)	(0.29)	(0.20)
From net realized gain	—	(0.13)	—	(0.34)	(0.33)	(0.07)	(0.06)
Total distributions	—	(0.23)	—	(0.64)	(0.59)	(0.36)	(0.26)

Net assets value, end of period	$15.02	$14.35	$11.30	$12.58	$13.02	$13.27	$11.77

Total return	4.67%[2]	29.08%	(10.17)%[2]	1.17%	2.83%	15.80%	14.63%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,761,660	$1,628,317	$1,047,842	$1,147,049	$1,136,369	$1,039,849	$761,664
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver	0.41%[3]	0.42%	0.48%[3]	0.42%	0.44%	0.44%	0.59%
Expense waiver	(0.14)%[3]	(0.14)%	(0.14)%[3]	(0.13)%	(0.14)%	(0.16)%	(0.08)%
Total expenses after expense waiver	0.27%[3]	0.28%	0.34%[3]	0.29%	0.30%	0.28%	0.51%
Net investment income	0.55%[3]	1.34%	1.38%[3]	1.87%	1.90%	2.05%	2.02%
Portfolio turnover rate	7%[2]	47%	3%[2]	28%	79%	38%	89%

[1]	Effective March 1, 2020, the fiscal year end changed from February 28 to March 31.

[2]	Not annualized.

[3]	Annualized.

See accompanying Notes to Financial Statements.

43

ASPIRIANT TRUST

Notes to Financial Statements

September 30, 2021 (Unaudited)

1.	ORGANIZATION

Aspiriant Trust, which was organized on November 22, 2011, is a Delaware statutory trust registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company (the “Trust”). The Trust currently consists of the following four diversified portfolios: Aspiriant Risk-Managed Taxable Bond Fund (the “Taxable Bond Fund”), which commenced operations on March 29, 2018, Aspiriant Risk-Managed Municipal Bond Fund (the “Municipal Bond Fund”), which commenced operations on July 1, 2015, Aspiriant Defensive Allocation Fund (the “Defensive Allocation Fund”), which commenced operations on December 14, 2015, and Aspiriant Risk-Managed Equity Allocation Fund (the “Equity Allocation Fund”, together with the Taxable Bond Fund, the Municipal Bond Fund, and the Defensive Allocation Fund, each individually referred to as a “Fund” or collectively, the “Funds”), which commenced operations on April 4, 2013. The Taxable Bond Fund, the Municipal Bond Fund, and the Defensive Allocation Fund have each established, offered and issued only one class of shares. The Equity Allocation Fund has established two classes of shares: Advisor Shares and Institutional Shares. Only Advisor Shares have been offered and issued to date. The Funds’ investment objectives are as follows:

The Taxable Bond Fund – The investment objective of the Taxable Bond Fund is to maximize long-term total return. The Fund invests primarily in Underlying Funds and may, to a limited extent, invest in separately managed accounts (“SMAs”). To achieve its investment objective, under normal market conditions, the Fund invests through underlying funds (“Underlying Funds”) and SMAs at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds and other fixed income securities. The Fund intends to allocate its assets to Underlying Funds and SMAs that primarily invest in various types of bonds and other securities, typically government and agency bonds, corporate bonds, notes, mortgage-related and asset-backed securities, collateralized debt obligations, zero coupon bonds, bank loans, money market instruments, repurchase agreements, swaps, futures, options, credit default swaps, private placements and restricted securities. These investments may have interest rates that are fixed, variable or floating. The Underlying Funds and SMAs may invest in the U.S. and abroad, including international and emerging markets, and may purchase securities of any credit rating and varying maturities issued by domestic and foreign corporations, entities and governments.

The Municipal Bond Fund - The investment objective of the Municipal Bond Fund is to seek total return on investment through income exempt from regular federal income taxes and through capital appreciation. Under normal circumstances, the Municipal Bond Fund seeks to achieve its investment goal by investing at least 80% of its total assets in municipal securities that pay income that is exempt from regular federal personal income tax. These municipal securities include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities, and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam), which may include a focus on the California municipal securities market. The Municipal Bond Fund may invest without limit in securities that generate income subject to the federal alternative minimum tax. The Municipal Bond Fund may invest in bonds of any maturity and duration. The Municipal Bond Fund may invest in securities of other investment companies, including open-end and closed-end funds, exchange-traded funds (“ETFs”) and private funds that invest primarily in securities of the types in which the Municipal Bond Fund may invest directly.

The Defensive Allocation Fund – The investment objective of the Defensive Allocation Fund is to achieve long-term investment returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes. Under normal circumstances, the Defensive Allocation Fund seeks to achieve its investment objective by investing primarily in Underlying Funds and may, to a limited extent, invest in SMAs, which are private portfolios of securities for individual accounts. The

44

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

1.	ORGANIZATION (Continued)

Fund seeks to provide a return that has lower volatility than traditional asset classes (i.e., public equity and investment grade bonds) by combining several non-traditional or alternative asset class exposures, including investments that focus on a specialized asset class (i.e., long-short strategies).

The Defensive Allocation Fund’s exposures may include global equities, global fixed income, market neutral, global macro, managed futures, relative value, long/short equity, long/short debt, merger arbitrage, convertible arbitrage, security arbitrage, managed futures, derivatives and other non-traditional strategies.

The Equity Allocation Fund - The investment objective of the Equity Allocation Fund is to achieve long-term capital appreciation while considering federal tax implications of investment decisions. Under normal circumstances, the Equity Allocation Fund seeks to achieve its investment goal by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The types of equity securities the Fund will invest in include common stock, preferred stock, and depositary receipts. The Fund also may invest in securities that provide exposure to equity securities (i.e. rights, warrants, and investment company shares). The Fund will hold a broad and diverse group of equity securities of companies in countries with developed and emerging markets. The Fund may invest in companies of any market capitalization. The adviser and sub-advisers generally will consider selling securities when other securities are identified that may result in a better opportunity.

Aspiriant, LLC (the “Adviser”) serves as the investment adviser to the Funds. The Board of Trustees (“Trustees”) of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Funds, including the Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(a)	Securities Valuations

Securities are valued at market value as of the regularly scheduled close of trading (generally 4:00 p.m. Eastern time) on each business day when the New York Stock Exchange (“NYSE”) is open. Securities listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter (“OTC”) market are valued on the basis of the last sales price as reported by NASDAQ®. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ®. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board. Debt securities including listed issues, are valued by using an evaluated mean price furnished by an independent pricing service, which may use matrix and valuation models as necessary to formulate its prices.

45

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(a)	Securities Valuations (Continued)

In the case of certain foreign securities, the local exchange close occurs at various times before the close of the NYSE. Therefore, foreign securities traded in countries outside the U.S. are fair valued by utilizing the fair value factors provided by an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local close prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets in determining fair value as of the time each Fund calculates its net asset value (“NAV”). Foreign currency exchange rates are generally determined at the close of the NYSE.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV.

The investments in private funds, that are not publicly traded, such as limited partnerships, limited liability companies and exempted companies, are typically valued using NAV as a practical expedient, as reported by the private funds’ managers and their agents, when the NAV is calculated in a manner consistent with measurement principles in FASB ASC Topic 946 for investment companies. Such values are calculated according to the valuation policies of the particular private fund. Investments in private funds are subject to the terms of the private funds’ offering documents. Valuations of the private funds may be subject to estimates and are net of management, performance incentive fees or allocations payable to the private funds’ managers as required by the private funds’ offering documents.

The Board oversees the Trust’s Valuation Committee, whose actions are reported to the Board at least quarterly and more frequently, if appropriate.

(b)	Fair Value Measurements and Disclosures

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. These inputs are summarized into three broad levels as described below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;

●

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads, cash collateral received as part of the securities lending program, and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or

●	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The Trust measures the fair value of its investments in private funds that do not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, which may impact the fair value of the investment, are not considered in measuring fair

46

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments.

The following is a summary of the inputs used, as of September 30, 2021, in valuing the Taxable Bond Fund’s assets:

Assets	Level 1	Level 2	Level 3	Total
Open-End Mutual Funds:
Core	$184,137,695	$—	$—	$184,137,695
Opportunistic	22,214,846	—	—	22,214,846
Short-Term Investment	7,453,706	—	—	7,453,706
Total Investments	$213,806,247	$—	$—	$213,806,247

There were no transfers into or out of level 3 for the Taxable Bond Fund during the period ended September 30, 2021.

The following is a summary of the inputs used, as of September 30, 2021, in valuing the Municipal Bond Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Municipal Bonds	$—	$957,910,935	$—	$—	$957,910,935
Common Stock	1,295,177	—	—	—	1,295,177
Closed-End Mutual Funds	9,086,585	—	—	—	9,086,585
Open-End Mutual Fund	13,871,842	—	—	—	13,871,842
Private Funds	—	—	—	165,316,379	165,316,379
Short-Term Investment	44,545,507	—	—	—	44,545,507
Total Investments	$68,799,111	$957,910,935	$—	$165,316,379	$1,192,026,425

There were no transfers into or out of level 3 for the Municipal Bond Fund during the period ended September 30, 2021.

47

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

Certain investments valued using the NAV as a practical expedient in which the Municipal Bond Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Municipal Bond Fund and their attributes as of September 30, 2021:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (in Days)	Redemption Terms
Private Funds - Fixed Income Relative-Value (a)	$165,316,379	N/A	Indefinite	Monthly - Quarterly	30 - 65	N/A - 25% investor level gate, if redemptions exceed 25% of total fund’s assets
	$165,316,379	N/A

(a)	This category includes funds that apply both a top-down overlay and bottom-up credit research in the construction of U.S. tax exempt and taxable portfolios.

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Municipal Bond Fund’s net assets as of September 30, 2021:

Private Fund	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
MacKay Municipal Opportunities Fund, LP	11.3%	Fixed Income Relative-Value	The net asset value will be the value of all assets of the fund (including accrued interest and dividends) less all of the liabilities of the fund.	Monthly	N/A

48

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the inputs used, as of September 30, 2021, in valuing the Defensive Allocation Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investment:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Open-End Mutual Funds:
Alternative Diversifier	$77,564,381	$—	$—	$—	$77,564,381
Core/Alternative Diversifiers	761,897,191	—	—	—	761,897,191
Exchange-Traded Fund:
Real Asset	218,682,916	—	—	—	218,682,916
Private Funds:
Alternative Diversifiers	—	—	—	222,434,560	222,434,560
Core Diversifier	—	—	—	117,281,141	117,281,141
Short-Term Investment	127,584,351	—	—	—	127,584,351
Total Investments	$1,185,728,839	$—	$—	$339,715,701	$1,525,444,540

There were no transfers into or out of level 3 for the Defensive Allocation Bond Fund during the period ended September 30, 2021.

49

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

Certain investments valued using the NAV as a practical expedient in which the Defensive Allocation Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Defensive Allocation Fund and their attributes as of September 30, 2021:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period	Redemption Terms
Private Funds –
Merger Arbitrage (a)	$120,344,487	N/A	Indefinite	Daily	3 business days	N/A

Multi-Strategy (b)	102,090,073	$14,067,200	Indefinite	Quarterly-Semi-annual	60-90 calendar days

1) 0%-20% fund-level gate.

2) 5%-12.5% investor-level gate per cycle.

3) Commitment lock-up of the earlier of (a) July 1, 2022 or (b) the date that is six months after the call date on which the commitment is fully drawn.

Risk Parity (c)	117,281,141	N/A	Indefinite	Monthly	5-10 business days	N/A
	$339,715,701	$14,067,200

(a)

This category includes the funds that primarily focus on definitive merger arbitrage opportunities and aim to capture idiosyncratic spread returns by investing in securities of, and financial instruments relating to, companies subject to publicly announced mergers and acquisitions.

(b)

This category includes the funds that intend to deliver consistently positive returns regardless of the directional movement in equity, interest rates or currency markets by engaging in a variety of investment strategies.

(c)

This category includes the funds that hold a globally diversified portfolio with approximately equal risk allocations across equities, developed market sovereign bonds, credit (e.g., corporate and emerging country debt) and inflation hedges (e.g., commodities and inflation linked sovereign debt), and some relative value positions to drive outperformance or fund alpha.

50

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Defensive Allocation Fund’s net assets as of September 30, 2021:

Private Funds	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
Water Island Merger Arbitrage Institutional Commingled Fund, LP – Class A	7.8%	Merger Arbitrage	The net asset value will be the value of all assets of the fund less all of the liabilities of the fund.	Daily	N/A
All Weather Portfolio Limited	7.6%	Risk Parity	The net asset value will be the value of all assets of the fund less all of the liabilities of the fund.	Monthly	N/A

The following is a summary of the inputs used, as of September 30, 2021, in valuing the Equity Allocation Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Common Stock
Australia	$—	$1,804,915	$—	$—	$1,804,915
Belgium	—	3,782,624	—	—	3,782,624
Bermuda	5,030,968	1,036,177	—	—	6,067,145
Brazil	900,711	—	—	—	900,711
Canada	3,986,109	—	—	—	3,986,109
Cayman Islands	1,899,637	5,301,609	—	—	7,201,246
Chile	247,970	—	—	—	247,970
China	424,793	7,468,683	—	—	7,893,476
Denmark	3,399,522	4,750,141	—	—	8,149,663
Finland	—	1,060,360	—	—	1,060,360
France	—	11,718,056	—	—	11,718,056
Germany	—	1,315,230	—	—	1,315,230
Guernsey	3,354,029	—	—	—	3,354,029
Hong Kong	24,840	11,678,905	—	—	11,703,745
India	5,155,339	—	—	—	5,155,339

51

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Common Stock (Continued)
Ireland	$11,606,568	$2,052,528	$—	$—	$13,659,096
Israel	2,988,156	—	—	—	2,988,156
Italy	—	1,719,813	—	—	1,719,813
Japan	1,858,477	29,032,492	—	—	30,890,969
Luxembourg	—	1,893,452	—	—	1,893,452
Netherlands	714,056	9,298,716	—	—	10,012,772
New Zealand	—	575,557	—	—	575,557
Norway	—	190,219	—	—	190,219
Philippines	170,537	—	—	—	170,537
Singapore	538,586	1,986,886	—	—	2,525,472
South Korea	896,199	—	—	—	896,199
Spain	—	2,621,662	—	—	2,621,662
Sweden	—	4,032,729	—	—	4,032,729
Switzerland	3,651,645	17,197,957	—	—	20,849,602
Taiwan	14,384,021	2,105,883	—	—	16,489,904
Turkey	79,040	—	—	—	79,040
United Kingdom	60	3,650,478	—	—	3,650,538
United States	238,798,905	—	—	—	238,798,905
Exchange-Traded Fund	172,803,776	—	—	—	172,803,776
Open-End Mutual Funds	793,836,155	—	—	—	793,836,155
Preferred Stock
Germany	—	122,525	—	—	122,525
Private Funds	—	—	—	237,536,218	237,536,218
Short-Term Investments	121,112,811	10,238,929	—	—	131,351,740
Total Investments	$1,387,862,910	$136,636,526	$—	$237,536,218	$1,762,035,654

There were no transfers into or out of level 3 for the Equity Allocation Fund during the period ended September 30, 2021.

52

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

Certain investments valued using the NAV as a practical expedient in which the Equity Allocation Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Equity Allocation Fund and their attributes as of September 30, 2021:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period	Redemption Terms
Private Funds - Long/Short Equity (a)	$184,586,198	N/A	Indefinite	Bi-monthly - Monthly	3 Business Days – 2 Months	N/A
Risk Parity (b)	52,950,020	N/A	Indefinite	Monthly	1 Month	N/A
	$237,536,218	N/A

(a)	This category includes funds that employ long and short trading in common stock and preferred stock of U.S. and foreign issuers and attempt to achieve capital appreciation.

(b)

This category includes the funds that hold a diversified portfolio with approximately equal risk allocations across equities, developed market sovereign bonds, credit (e.g., corporate and emerging country debt) and inflation hedges (e.g., commodities and inflation linked sovereign debt), and some relative value positions to drive outperformance or fund alpha.

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Equity Allocation Fund’s net assets as of September 30, 2021:

Private Fund	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
RIEF Strategic Partners Fund LLC	8.4%	Long/Short Equity	The net asset value will be the value of all assets of the fund (including accrued interest and dividends) less all of the liabilities of the fund.	Monthly	N/A

(c)	Security Transactions and Related Investment Income

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums using the effective interest method. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Distributions from underlying investment companies are classified as investment income or realized gains based on the U.S. income tax characteristics of the distribution. Realized gains and losses on investments and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

53

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(d)	Foreign Currency and Risk

i.	Assets and liabilities — at the closing rate of exchange as of 4:00 p.m. Eastern time on September 30, 2021.

ii.

Purchases and sales of investment securities, income and expenses are recorded at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included within the net realized and unrealized gain (loss) on investments on the Statement of Operations.

Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rate.

Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks.

(e)	Securities Lending

The Funds may participate in a securities lending program, providing portfolio securities to brokers, dealers, and financial institutions. When the Funds participate in securities lending they will be entitled to payments equal to the interest and dividends on the loaned securities and may receive a premium for lending the securities. As collateral, the Funds receive cash (“Cash Collateral”) or securities, such as various government securities or common stocks listed on certain indices (“Non-Cash Collateral”) in return for the securities and records a corresponding payable for collateral due to the respective broker. The amount of collateral received is maintained at a minimum level of 102% of the prior day’s market value on securities loaned. Investment transactions, including securities on loan and the related collateral, are recorded on a trade date basis. Cash collateral is reinvested in money market funds and, with other entities participating in the securities lending program, in short term securities including overnight repurchase agreements, time deposits, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates). The valuation of collateral is discussed in “Securities Valuations” in Note 2 of the Notes to the Financial Statements. When the Funds lend their portfolio securities, they are subject to the risk that they may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Funds may lose certain investment opportunities. The Funds also are subject to the risks associated with the investments received as collateral from the borrower.

54

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(e)	Securities Lending (Continued)

For the six months ended September 30, 2021, the Taxable Bond Fund, Municipal Bond Fund and Defensive Allocation Fund had not participated in a securities lending program. The Equity Allocation Fund’s securities on loan were appropriately collateralized at September 30, 2021. Cash Collateral received as part of the Equity Allocation Fund’s securities lending program was invested in the following securities as of September 30, 2021:

Description	PAR	Value
Repurchase Agreement with Natwest Markets Securities, Inc., 0.05%, 10/1/2021*#	$4,338,929	$4,338,929
Repurchase Agreement with Natixis, New York, 0.04%, 10/1/2021*#	3,000,000	3,000,000
Time Deposit with National Bank of Canada, 0.14%, 10/7/2021*	2,000,000	2,000,000
Time Deposit with Mizuho Bank Limited, London, 0.08%, 10/1/2021*	300,000	300,000
Time Deposit with LHT, London, 0.08%, 10/1/2021*	300,000	300,000
Time Deposit with Landesbank Baden-Wurttemberg, London, 0.13%, 10/1/2021*	300,000	300,000
Money Market Fund with Alliance Bernstein, 0.01%, 10/1/2021*	100,000	100,000
Total	$10,338,929	$10,338,929

*	The rate shown is the annualized 7-day yield as of September 30, 2021.

#	The repurchase agreements are collateralized by various fixed income U.S. Treasury Securities and Equities in the amount of $7,485,725.

As of September 30, 2021, the Equity Allocation Fund held Non-Cash Collateral in the amount of $14,712,161 which consisted of U.S. Treasury Securities.

The Equity Allocation Fund pays a portion of net revenue from securities lending to JPMorgan Chase Bank, N.A. (“JPM”) for its services as the securities lending agent. The securities lending income as shown in the Statement of Operations is net of these expenses. For the six months ended September 30, 2021, the Equity Allocation Fund paid $21,241 to JPM from securities lending revenue.

(f)	Distributions to Shareholders

The Taxable Bond Fund and Municipal Bond Fund intend to pay dividends from net investment income at least quarterly. The Defensive Allocation Fund and Equity Allocation Fund intend to pay dividends from net investment income at least annually. The Funds intend to distribute all or substantially all of their net realized capital gains (reduced by available capital loss carryforwards from prior years) at least annually. Distributions are recorded on the ex-dividend date. The Funds distinguish between distributions on a tax basis and a financial reporting basis. U.S. GAAP requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. The final determination of tax characteristics of each individual Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

(g)	Amortization

Discounts on securities purchased are amortized over the life of the respective securities. Premiums on securities purchased are amortized over the life of the respective security, unless the security has a non-contingent call feature, in which case the premium is amortized to the earliest call date.

55

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(h)	Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires the Funds to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Funds believe that the estimates utilized in preparing the financial statements are reasonable and prudent, however, actual results could differ from these estimates.

(i)	Guarantees and Indemnifications

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

(j)	Federal Income Taxes

Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing each Fund’s tax return to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years for all major jurisdictions, which the Funds consider to be its federal income tax filings. The open tax years include the current year plus the prior three tax years, or all years if the Funds have been in existence for less than three years. As of and during the six months ended September 30, 2021, the Funds did not record a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS

(a)	Investment Advisory Fees

The Adviser provides investment advisory services to the Funds pursuant to the terms of an investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Trust. In consideration for such services the Funds will pay the Adviser a fee based on the average daily net assets, computed and accrued daily and paid monthly in arrears. Pursuant to an administrative services agreement (the “Administration Agreement”) with the Trust, the Adviser is entitled to a fee based on the average daily net assets, computed and accrued daily and paid monthly in arrears, for providing administrative services to the Funds that include the selection

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NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (Continued)

(a)	Investment Advisory Fees (Continued)

and monitoring of investment sub-advisers, negotiation of investment sub-advisory agreements, data gathering regarding investments, liaison with outside service providers such as the administrator, transfer agent, custodian, auditors and accountants, creation of investor communications, and other such activities.

Taxable Bond Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.25% of the Taxable Bond Fund’s average daily net assets. The Adviser has contractually agreed, however, to waive its advisory fee from 0.25% to 0.08% through June 30, 2022. The advisory fee waiver is not subject to recoupment. During the six months ended September 30, 2021, the Adviser waived $181,837 of its advisory fee for the Taxable Bond Fund.

Under the Administration Agreement, the Taxable Bond Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. The Adviser has contractually agreed to waive expenses at a rate of 0.07% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.03% of average daily net assets. The administrative services waiver is not subject to recoupment. For the six months ended September 30, 2021, the Adviser waived $74,874 under the Administration Agreement.

Municipal Bond Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.27% of the Fund’s average daily net assets. The Adviser has contractually agreed, however, to waive its advisory fee from 0.27% to 0.21% through June 30, 2022. The advisory fee waiver is not subject to recoupment. For the six months ended September 30, 2021, the Adviser waived $362,803 of its advisory fee for the Municipal Bond Fund.

Under the Administration Agreement, the Municipal Bond Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. The Adviser has contractually agreed to waive expenses at a rate of 0.07% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.03% of average daily net assets. The administrative services waiver is not subject to recoupment. For the six months ended September 30, 2021, the Adviser waived $423,277 under the Administration Agreement.

Defensive Allocation Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.10% of the Defensive Allocation Fund’s average daily net assets.

Under the Administration Agreement, the Defensive Allocation Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. The Adviser has contractually agreed to waive expenses at a rate of 0.09% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.01% of average daily net assets. The administrative services waiver is not subject to recoupment. For the six months ended September 30, 2021, the Adviser waived $687,201 under the Administration Agreement.

Equity Allocation Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.24% of the Equity Allocation Fund’s average daily net assets. The Adviser has contractually agreed, however, to waive its advisory fee from 0.24% to 0.16% through June 30, 2022. The advisory fee waiver is not subject to recoupment. During the six months ended September 30, 2021, the Adviser waived $704,412 of its advisory fee for the Equity Allocation Fund.

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ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (Continued)

(a)	Investment Advisory Fees (Continued)

Under the Administration Agreement, the Equity Allocation Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. The Adviser has contractually agreed to waive expenses at a rate of 0.06% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.04% of average daily net assets. The administrative services waiver is not subject to recoupment. For the six months ended September 30, 2021, the Adviser waived $528,388 under the Administration Agreement.

(b)	Sub-Advisory Fees

Nuveen Asset Management, LLC and Wells Capital Management Inc. serve as the sub-advisers of the Municipal Bond Fund. Aperio Group, LLC and Wellington Management Company LLP serve as the sub-advisers of the Equity Allocation Fund. The Adviser pays a portion of its advisory fee to the sub-advisers for sub-advisory services they provide to the Funds.

(c)	Custodian Fees

JPM serves as custodian of the Trust’s assets and is responsible for maintaining custody of the Funds’ cash and investments and retaining sub-custodians, including in connection with the custody of foreign securities. Cash held by the custodian, the amount of which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits.

(d)	Fund Accounting Fees

JPM also serves as the Trust’s fund accounting agent.

(e)	Administration Fees

UMB Fund Services, Inc. (“UMBFS”) serves as the Trust’s administrator and provides various administrative services necessary for the operations of the Trust including facilitating general Fund management; supervising the maintenance of each individual Fund’s general ledger, the preparation of the Funds’ financial statements, the payment of dividends and other distributions to shareholders; and preparing specified financial, tax, and other reports.

(f)	Transfer Agent Fees

UMBFS also serves as a Trust’s Transfer Agent and dividend disbursing agent.

(g)	Trustees’ Fees

Certain Trustees and officers of the Trust are officers of the Adviser. Each Trustee receives an annual retainer. Effective April 1, 2021, the annual retainer is $70,000. Each Trustee also receives $2,000 for each telephonic meeting that he or she attends, plus reimbursement of related expenses. The Chair of the Audit Committee is paid an additional $7,500 per year. Each Trustee who is a member of the Valuation Committee is paid an additional $2,000 per year.

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ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

4.	INVESTMENT TRANSACTIONS

For the six months ended September 30, 2021, cost of purchases and proceeds from sales and dispositions of portfolio securities, other than short-term investments, were as follows:

	Other than U.S. Government Securities		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
Taxable Bond Fund	$47,640,603	$49,928,265	$—	$—
Municipal Bond Fund	147,578	—	50,014,706	22,940,458
Defensive Allocation Fund	88,657,976	68,585,570	—	—
Equity Allocation Fund	157,470,946	111,037,113	—	—

5.	FEDERAL TAX INFORMATION

At September 30, 2021, the cost of investments on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

	Taxable Bond Fund	Municipal Bond Fund	Defensive Allocation Fund	Equity Allocation Fund
Cost of investments	$210,153,070	$1,119,422,960	$1,438,142,196	$1,423,400,724

Gross unrealized appreciation	$4,340,986	$76,939,838	$98,273,002	$346,853,278
Gross unrealized depreciation	(687,809)	(4,336,373)	(10,970,659)	(8,218,348)

Net unrealized appreciation/(depreciation) on investments	$3,653,177	$72,603,465	$87,302,344	$338,634,930

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on investment transactions.

For U.S. GAAP purposes the Funds changed their year-end from February 28 to March 31, effective March 31, 2020. For tax purposes, the Funds did not change their fiscal year. U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the fiscal tax year ended February 28, 2021, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings/(losses) as follows:

	Increase/(Decrease)
	Paid-In Capital	Total Distributable Earnings/(Losses)
Taxable Bond Fund	$—	$—
Municipal Bond Fund	252,674	(252,674)
Defensive Allocation Fund	—	—
Equity Allocation Fund	(2,515)	2,515

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ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

5.	FEDERAL TAX INFORMATION (Continued)

As of February 28, 2021, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Taxable Bond Fund	Municipal Bond Fund	Defensive Allocation Fund	Equity Allocation Fund
Undistributed ordinary income	$129,461	$—	$19,000,675	$11,096,733
Undistributed tax-exempt income	—	5,181,107	—	—
Undistributed long-term capital gains	4,449,584	5,659,751	—	—
Tax Accumulated earnings	4,579,045	10,840,858	19,000,675	11,096,733
Accumulated capital and other losses	—	—	(26,924,970)	(9,133,372)
Unrealized appreciation/(depreciation) on investments	3,572,851	63,078,198	68,871,254	241,323,516
Unrealized depreciation on foreign currency	—	—	—	(97,587)
Total distributable earnings/(losses)	$8,151,896	$73,919,056	$60,946,959	$243,189,290

The tax character of the distributions paid by the Taxable Bond Fund during the years ended February 28, 2021 and February 29, 2020, is as follows:

	Year Ended February 28, 2021	Year Ended February 29, 2020
Distributions paid from:
Ordinary Income	$11,842,248	$8,508,325
Net long-term capital gains	1,289,845	—
Total taxable distributions	13,132,093	8,508,325
Total distributions paid	$13,132,093	$8,508,325

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NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

5.	FEDERAL TAX INFORMATION (Continued)

The tax character of the distributions paid by the Municipal Bond Fund during the years ended February 28, 2021 and February 29, 2020, is as follows:

	Year Ended February 28, 2021	Year Ended February 29, 2020
Distributions paid from:
Ordinary Income	$666,848	$—
Net long-term capital gains	8,195	—
Total taxable distributions	675,043	—
Tax-exempt dividends	48,882,922	52,274,438
Total distributions paid	$49,557,965	$52,274,438

The tax character of the distributions paid by the Defensive Allocation Fund during the years ended February 28, 2021 and February 29, 2020, is as follows:

	Year Ended February 28, 2021	Year Ended February 29, 2020
Distributions paid from:
Ordinary Income	$31,640,932	$51,465,241
Net long-term capital gains	—	—
Total taxable distributions	31,640,932	51,465,241
Total distributions paid	$31,640,932	$51,465,241

The tax character of the distributions paid by the Equity Allocation Fund during the years ended February 28, 2021 and February 29, 2020, is as follows:

	Year Ended February 28, 2021	Year Ended February 29, 2020
Distributions paid from:
Ordinary Income	$10,954,504	$26,934,025
Net long-term capital gains	13,993,777	30,243,600
Total taxable distributions	24,948,281	57,177,625
Total distributions paid	$24,948,281	$57,177,625

As of February 28, 2021, the Municipal Bond Fund utilized $5,110,767 of capital loss carryforwards to offset current year capital gains.

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NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

5.	FEDERAL TAX INFORMATION (Continued)

As of February 28, 2021, the following Fund had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations:

	Not Subject to Expiration
	Short-Term	Long-Term
Defensive Allocation Fund	$13,223,621	$13,701,349

Losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first day of the Fund’s next taxable year, if so elected. As of February 28, 2021, the Equity Allocation Fund had $9,079,556, of post-October capital losses which will be deferred until March 1, 2021 for tax purposes.

6.	OTHER FUND MATTERS

On September 26, 2019, the Board of Trustees of Aspiriant Trust approved the proposed reorganization of Defensive Allocation Fund into a newly created closed-end fund also called Aspiriant Defensive Allocation Fund (the “Acquiring Fund”) that will operate as an interval fund. The purpose of the reorganization is to give shareholders the opportunity to pursue the same basic investment strategy while investing in a fund that can take increased advantage of less liquid investment opportunities such as hedge funds and private funds. Defensive Allocation Fund and the Acquiring Fund have the same investment objective and substantially similar principal investment strategies. The proposed reorganization is expected to be a tax-free transaction for federal income tax purposes and is subject to certain conditions including approval by shareholders of the Fund. If approved by shareholders, the reorganization is expected to occur during the second half of 2022.

7.	RECENT MARKET DEVELOPMENTS

Certain impacts to public health conditions particular to the coronavirus (COVID-19) may have a significant negative impact on the operations and profitability of the Funds’ investments. The extent of the impact to the financial performance of the Funds will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

8.	SUBSEQUENT EVENTS

Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no subsequent events that required adjustment to our disclosure in the financial statements, except for the events listed below.

Wells Capital Management, Inc. (“WellsCap”) serves as a sub-adviser to the Aspiriant Risk-Managed Municipal Bond Fund. On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P. acquired all of the equity interests in Wells Fargo Asset Management Holdings, LLC, the parent company of WellsCap. As a result of the transaction, WellsCap has changed its name to Allspring Global Investments, LLC.

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Other Information

September 30, 2021 (Unaudited)

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS FOR ASPIRIANT TRUST

At meetings held on May 10, 2021 and May 27, 2021 (the “Meeting”), the Board considered the renewal of (1) the Trust’s advisory agreement with the Adviser, on behalf of the Funds, (2) the sub-advisory agreement between the Adviser and Aperio Group, LLC (“Aperio”) with respect to Equity Allocation Fund, and (3) the sub-advisory agreements between the Adviser and each of Nuveen Asset Management, LLC (“Nuveen”) and Wells Capital Management, Inc. (“WellsCap”; together with Aperio and Nuveen, the “Sub-Advisers”) with respect to the Municipal Bond Fund.

After the initial two-year term, the agreements must be approved annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the agreements or “interested persons” of any party thereto (the “Independent Trustees”), as defined in the Investment Company Act of 1940, at a meeting called for the purpose of voting on such approval. Each year after the initial term, the Board calls and holds a meeting to decide whether to continue the agreement for an additional one-year term. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser and Sub-Advisers.

In considering whether to renew the Trust’s advisory and sub-advisory agreements, the Trustees requested and reviewed materials from the Adviser and Sub-Advisers to help the Trustees evaluate the Adviser’s and Sub-Advisers’ fees under the agreements. Representatives from the Adviser provided an overview of its advisory business and discussed its investment personnel, investment processes, and investment experience, as well as its oversight of the Sub-Advisers. The Board discussed the written materials from the Adviser and Sub-Advisers, the Adviser’s oral presentation, and other relevant information that the Board received, and considered the approval of the agreements in light of this information. In its deliberations, the Board did not identify any single factor that was paramount or controlling and individual Trustees may have attributed different weights to various factors. Certain factors considered by the Board are addressed in more detail below.

Nature, Extent, and Quality of Services

In considering the nature, extent, and quality of the services provided by the Adviser and each Sub-Adviser to each Fund, as applicable, the Board reviewed, among other things, the Adviser’s and each Sub-Adviser’s personnel, experience, and compliance program. The Board considered the background and experience of the Adviser’s and each Sub-Adviser’s senior management and the qualifications, backgrounds, and responsibilities of the portfolio managers responsible for the day-to-day management of the Funds. The Board also reviewed information pertaining to the Adviser’s and each Sub-Adviser’s organizational structure, investment operations, and other relevant information, including information relating to the financial condition of the Adviser and each Sub-Adviser to determine whether adequate resources were available to continue to provide a high level of service to the Funds. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser and each Sub-Adviser, as applicable.

Performance

The Board reviewed information regarding the performance of each Fund for various periods ended March 31, 2021, as well as peer group and benchmark comparative performance. The Board also reviewed information regarding the portion of the Equity Allocation Fund managed by Aperio, and the portions of the Municipal Bond Fund managed by Nuveen and WellsCap, respectively. The Board noted periods of outperformance and underperformance relative to each Fund’s comparative index and Morningstar fund universe. The Board concluded that, within the context of its full deliberations, it was satisfied with the performance of each Fund generally and the portions of the Funds managed by Aperio, Nuveen and WellsCap, as applicable.

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Other Information (Continued)

September 30, 2021 (Unaudited)

Cost of Services

The Board reviewed information regarding the Funds’ advisory and sub-advisory fees, observing that the advisory fee for each of the Equity Allocation Fund, Defensive Allocation Fund and Taxable Bond Fund was lower than the advisory fees of 90% of funds in its respective Morningstar fund universe. The Board noted that the advisory fee for the Municipal Bond Fund was lower than the advisory fees of 80% of funds in its Morningstar fund universe. The Trustees observed that the Adviser does not manage any other client accounts using the same strategies as the Funds, and, therefore, they did not have a basis for comparing the Funds’ advisory fees to those of other clients of the Adviser. The Board noted that the Adviser is responsible for paying the Sub-Advisers out of the advisory fee it receives from the applicable Funds. The Board further noted that the net expense ratio of each of the Equity Allocation Fund and Defensive Allocation Fund was in the lowest 20% and Municipal Bond Fund was in the lowest 30% of its respective Morningstar category. The Board also observed that Taxable Bond Fund’s net expense ratio was in the highest 10% of funds in its Morningstar fund universe, noting that Taxable Bond Fund was still growing its asset base. With respect to those assets of the Funds that the Adviser invests in underlying funds, the Board noted that the Funds’ advisory fees are based on services that the Adviser provides to the Funds that are in addition to, and not duplicative of, the services provided to an underlying fund by its adviser. The Board concluded that each Fund’s advisory fee and, if applicable, sub-advisory fees are fair and reasonable in light of the services that the Fund receive.

Profitability

The Board reviewed information about the profitability of each Fund to the Adviser and to the Sub-Advisers, as applicable, and considered whether the level of profitability was reasonable and justified in light of the quality of the services rendered to the Fund. The Board noted that the Adviser reimburses to its clients that are also shareholders of a Fund all net ordinary income that it receives from such Fund. Recognizing the difficulty in evaluating an investment adviser’s profitability with respect to the funds it manages in the context of an adviser with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board determined that the level of profitability of the Adviser and Sub-Advisers was within the range the Board considered reasonable.

Economies of Scale

The Board considered the potential for economies of scale, noting that the Sub-Advisers’ fee schedules include breakpoints and that the Adviser had been decreasing its fee over time with respect to the Equity Allocation Fund and Municipal Bond Fund, and currently was contractually waiving a portion of its fee with respect to the Equity Allocation Fund, Municipal Bond Fund and Taxable Bond Fund, thereby reducing the amount that it retains after paying the Sub-Advisers, if applicable. The Board concluded that the Funds’ shareholders were benefitting from any economies of scale realized by the Adviser with respect to the Funds.

Ancillary Benefits

The Board noted the benefits received by the Adviser and the Sub-Advisers as a result of their relationships with the Funds (other than advisory and sub-advisory fees), including the intangible benefits of their association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance.

Conclusion

Based on its deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously concluded that the Adviser’s and Sub-Advisers’ fees are fair and reasonable in light of the services provided to the Funds and approved the continuation of the agreements.

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Other Information (Continued)

September 30, 2021 (Unaudited)

APPROVAL OF NEW SUB-ADVISORY AGREEMENT WITH ALLSPRING GLOBAL INVESTMENTS, LLC FOR MUNICIPAL BOND FUND

On November 1, 2021, WellsCap underwent a change of control, resulting in the assignment and automatic termination of the investment sub-advisory agreement dated May 12, 2016, pursuant to which WellsCap served as sub-adviser to the Fund (the “Prior Sub-Advisory Agreement”). As a result of the change of control transaction, WellsCap changed its name to Allspring Global Investments, LLC (“Allspring”). In anticipation of the transaction, at the Meeting, the Board considered and approved a new investment sub-advisory agreement between the Adviser and Allspring (the “New Sub-Advisory Agreement”) pursuant to which Allspring (previously WellsCap) continues to serve as sub-adviser to the Municipal Bond Fund under substantially the same terms as the Prior Sub-Advisory Agreement, including the rate of compensation. Noting that it also had considered and approved the annual renewal of the Prior Sub-Advisory Agreement during the Meeting, the Board reviewed and discussed information that had been provided by WellsCap about the transaction. Representatives of the Adviser also discussed the transaction with the Board. The Board considered all factors that it deemed to be relevant. In its deliberations, the Board did not identify any single factor that was paramount or controlling and individual Trustees may have attributed different weights to various factors. Certain factors considered by the Board are addressed in more detail below.

Nature, Extent, and Quality of Services

In considering the nature, extent and quality of the services provided by Allspring, the Board considered its review earlier at the Meeting of, among other things, Allspring’s personnel, experience, and compliance program, as well as updated information provided for the Meeting. The Board considered the background and experience of Allspring’s senior management and the qualifications, backgrounds, and responsibilities of the portfolio managers responsible for the day-to-day management of the Municipal Bond Fund. The Board also considered information pertaining to Allspring’s organizational structure, investment operations, and other relevant information, including information relating to its financial condition to determine whether adequate resources were available to continue to provide a high level of service to the Fund. The Board considered the anticipated effects on Allspring of the transaction. The Board noted that the transaction is expected to provide Allspring with additional resources that may benefit the Municipal Bond Fund. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent and quality of the services to be provided to the Fund by Allspring.

Performance

The Board considered information regarding the performance of the Municipal Bond Fund for various periods, as well as peer group and benchmark comparative performance. The Board reviewed information regarding the portion of the Municipal Bond Fund managed by Allspring. The Board concluded that, within the context of its full deliberations, it was satisfied with the performance of the Municipal Bond Fund generally and the portion of the Fund managed by Allspring.

Costs of Services

In considering whether the sub-advisory fee payable to Allspring by the Adviser with respect to the Municipal Bond Fund was reasonable, the Board noted that the proposed fee under the New Sub-Advisory Agreement with Allspring is the same as the fee under the Prior Sub-Advisory Agreement. The Board reviewed the sub-advisory fee paid by the Adviser to Allspring, the costs and other expenses incurred by Allspring in providing sub-advisory services to the Fund, and Allspring’s profitability analysis with respect to the Fund. The Board also reviewed the fee charged by Allspring to comparable accounts. Recognizing the difficulty in evaluating an investment adviser’s profitability with respect to the funds it manages in the context of an adviser with multiple lines of business, and noting that other profitability

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Other Information (Continued)

September 30, 2021 (Unaudited)

methodologies might also be reasonable, the Board determined that the level of profitability was within the range the Board considered reasonable. The Board concluded that the fee is fair and reasonable in light of the services that the Fund receives.

Economies of Scale

The Board considered the potential for economies of scale, noting that Allspring’s fee schedule includes breakpoints, and that the Adviser had been decreasing its fee over time, and currently is contractually waiving a portion of its fee, with respect to the Municipal Bond Fund, thereby reducing the amount that it retains after paying Allspring and the Fund’s other sub-adviser. The Board concluded that the Municipal Bond Fund’s shareholders were benefitting from any economies of scale realized by the Adviser with respect to the Municipal Bond Fund.

Ancillary Benefits

The Board noted the benefits received by Allspring as a result of its relationship with the Municipal Bond Fund (other than the sub-advisory fee), including the intangible benefits of its association with the Municipal Bond Fund generally and any favorable publicity arising in connection with the Municipal Bond Fund’s performance.

Conclusion

Based on its deliberations and evaluation of the information described above, the Board, including the Independent Trustees, concluded that the terms of the New Sub-Advisory Agreement, including the fee, are fair and reasonable in light of the services that Allspring provides to the Municipal Bond Fund and approved the New Sub-Advisory Agreement.

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Expense Examples

September 30, 2021 (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other expenses of each Fund. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of each Fund or an asset-based management fee. The following Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021 to September 30, 2021.

ACTUAL EXPENSES

The first line of the following table under each Fund’s name titled “Actual” provides information about actual account value and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table under each Fund’s name titled “Hypothetical” provides information about hypothetical account value and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in each Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

Taxable Bond Fund	Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Annualized Expense Ratio(1)	Expense Paid During the Period from April 1, 2021 to September 30, 2021(1)
Actual	$ 1,000.00	$ 1,020.60	0.28%	$ 1.43
Hypothetical	$ 1,000.00	$ 1,023.59	0.28%	$ 1.43

67

ASPIRIANT TRUST

EXPENSE EXAMPLES (Continued)

September 30, 2021 (Unaudited)

Municipal Bond Fund	Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Annualized Expense Ratio(1)	Expense Paid During the Period from April 1, 2021 to September 30, 2021(1)
Actual	$ 1,000.00	$ 1,019.40	0.32%	$ 1.61
Hypothetical	$ 1,000.00	$ 1,023.41	0.32%	$ 1.61

Defensive Allocation Fund	Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Annualized Expense Ratio(1)	Expense Paid During the Period from April 1, 2021 to September 30, 2021(1)
Actual	$ 1,000.00	$ 1,019.30	0.17%	$ 0.87
Hypothetical	$ 1,000.00	$ 1,024.14	0.17%	$ 0.87

Equity Allocation Fund	Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Annualized Expense Ratio(1)	Expense Paid During the Period from April 1, 2021 to September 30, 2021(1)
Actual	$ 1,000.00	$ 1,046.70	0.27%	$ 1.39
Hypothetical	$ 1,000.00	$ 1,023.64	0.27%	$ 1.37

(1)

Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 183/365 (to reflect the half-year period).

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ASPIRIANT RISK-MANAGED TAXABLE BOND FUND
(Ticker RMTBX)

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

(Ticker RMMBX)

ASPIRIANT DEFENSIVE ALLOCATION FUND

(Ticker RMDFX)

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Advisor Shares (Ticker RMEAX)

Each, a series of Aspiriant Trust

INVESTMENT ADVISER

Aspiriant, LLC
11100 Santa Monica Blvd., Suite 600
Los Angeles, CA 90025

SUB-ADVISERS

Aperio Group, LLC
Three Harbor Drive, Suite 315
Sausalito, CA 94965

Nuveen Asset Management, LLC
333 West Wacker Drive
Chicago, IL 60606

Wellington Management Company LLP
280 Contress Street
Boston, MA 02210

Allspring Global Investments, LLC
525 Market Street, 10th Floor
San Francisco, CA 94105

AUDITORS

Deloitte & Touche LLP
555 East Wells Street
Milwaukee, WI 53202

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

CUSTODIAN

JPMorgan Chase Bank, N.A.
Seaport Center, 70 Fargo Street
Boston, MA 02210-1950

DISTRIBUTOR

UMB Distribution Services, LLC
235 West Galena Street
Milwaukee, WI 53212

TRANSFER AGENT

UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212

(b) Not applicable.

Item 2.  Code of Ethics

Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-end Management Investment Companies

Not applicable to open-end investment companies.

Item 9.  Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders

No material changes to report.

Item 11.  Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13.  Exhibits

(a) (1)	Code of Ethics. Not applicable.

(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)	There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Aspiriant Trust

By	/s/ Robert J. Francais
Title	Robert J. Francais, President and Principal Executive Officer

Date	12/6/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert J. Francais
Title	Robert J. Francais, President and Principal Executive Officer

Date	12/6/2021

By	/s/ Douglas S. Hendrickson
Title	Douglas S. Hendrickson, Treasurer and Principal Financial Officer

Date	12/6/2021